UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                    OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.5%
----------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.5%
----------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.9%
Aftermarket Technology Corp. 1                                                               1,500     $       24,750
----------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.                                                 2,900             71,050
----------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                                           3,700             57,239
----------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                6,700            319,255
----------------------------------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                                                 2,800            136,304
----------------------------------------------------------------------------------------------------------------------
Drew Industries, Inc. 1                                                                        700             26,355
----------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. 1                                                                25,100            335,085
----------------------------------------------------------------------------------------------------------------------
Midas, Inc. 1                                                                               12,000            273,960
----------------------------------------------------------------------------------------------------------------------
Modine Manufacturing Co.                                                                       800             23,464
----------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                                          8,100            183,303
----------------------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                                                    2,900             37,874
----------------------------------------------------------------------------------------------------------------------
Spartan Motors, Inc.                                                                         1,700             17,085
----------------------------------------------------------------------------------------------------------------------
Standard Motor Products, Inc.                                                                5,300             62,010
----------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc. 1                                                                           1,300             15,873
----------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc. 1                                                                  16,600            206,836
----------------------------------------------------------------------------------------------------------------------
Visteon Corp.                                                                                9,200             52,532
                                                                                                       ---------------
                                                                                                            1,842,975
----------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Winnebago Industries, Inc.                                                                   6,800            214,880
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
Andersons, Inc. (The)                                                                          500             15,500
----------------------------------------------------------------------------------------------------------------------
Handleman Co.                                                                                9,100            172,536
----------------------------------------------------------------------------------------------------------------------
Prestige Brands Holdings, Inc. 1                                                            15,200            268,280
                                                                                                       ---------------
                                                                                                              456,316
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.7%
AFC Enterprises, Inc. 1                                                                      7,300            186,223
----------------------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc.                                                                      4,000            133,680
----------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                                      9,000            492,120
----------------------------------------------------------------------------------------------------------------------
Applebee's International, Inc.                                                               7,550            208,078
----------------------------------------------------------------------------------------------------------------------
Argosy Gaming Co. 1                                                                          4,700            215,824
----------------------------------------------------------------------------------------------------------------------
BJ's Restaurants, Inc. 1                                                                     1,000             19,390
----------------------------------------------------------------------------------------------------------------------
Bluegreen Corp. 1                                                                           13,600            174,760
----------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                                        1,500             35,175
----------------------------------------------------------------------------------------------------------------------
Brinker International, Inc. 1                                                                1,400             50,708
----------------------------------------------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1                                                                     400             15,132
----------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc. 1                                                                5,200            102,908
----------------------------------------------------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1                                                            10,100            236,744
----------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                             5,500            227,150
----------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                                                   15,650            572,790
----------------------------------------------------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1                                                        2,100             27,741
----------------------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                                            2,800            173,460
----------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 1                                                                     12,300            194,955
----------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                    10,000            306,800
----------------------------------------------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                                                     10,300            192,610
----------------------------------------------------------------------------------------------------------------------


1            |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Domino's Pizza, Inc.                                                                        10,200     $      190,638
----------------------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                                                     6,200             77,190
----------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., Cl. A 1                                                           5,800            234,320
----------------------------------------------------------------------------------------------------------------------
Gravity Co. Ltd., Sponsored ADR 1                                                           13,700            129,328
----------------------------------------------------------------------------------------------------------------------
Great Wolf Resorts, Inc. 1                                                                   3,100             77,345
----------------------------------------------------------------------------------------------------------------------
IHOP Corp.                                                                                   2,500            119,200
----------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                                                               16,300            432,602
----------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                                     14,200            526,820
----------------------------------------------------------------------------------------------------------------------
La Quinta Corp. 1                                                                           39,900            339,150
----------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                                                   7,500            216,900
----------------------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                                                          3,200             92,496
----------------------------------------------------------------------------------------------------------------------
Marcus Corp. (The)                                                                           2,300             47,150
----------------------------------------------------------------------------------------------------------------------
Mikohn Gaming Corp. 1                                                                        5,100             64,056
----------------------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1                                                              4,400             87,560
----------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1                                                                       400              4,960
----------------------------------------------------------------------------------------------------------------------
Navigant International, Inc. 1                                                               4,100             56,006
----------------------------------------------------------------------------------------------------------------------
O'Charley's, Inc. 1                                                                          6,800            147,832
----------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                                            1,300             77,740
----------------------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                                    2,600            146,978
----------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1                                                            5,000            173,600
----------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                                 5,200            152,776
----------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                                              10,100            168,670
----------------------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. 1                                                              600             30,546
----------------------------------------------------------------------------------------------------------------------
Six Flags, Inc. 1                                                                           22,800             93,936
----------------------------------------------------------------------------------------------------------------------
Sonic Corp. 1                                                                                6,850            228,790
----------------------------------------------------------------------------------------------------------------------
Speedway Motorsports, Inc.                                                                   2,000             71,400
----------------------------------------------------------------------------------------------------------------------
Steak n Shake Co. (The) 1                                                                    4,500             87,075
----------------------------------------------------------------------------------------------------------------------
Sunterra Corp. 1                                                                             5,900             88,972
----------------------------------------------------------------------------------------------------------------------
The9 Ltd., ADR 1                                                                               600             10,302
----------------------------------------------------------------------------------------------------------------------
Triarc Cos., Inc., Cl. B                                                                       600              8,298
----------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                                                         6,000            151,500
----------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                  4,000            156,160
                                                                                                       ---------------
                                                                                                            8,056,544
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
American Greetings Corp., Cl. A                                                             18,000            458,640
----------------------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1                                                                        300             14,055
----------------------------------------------------------------------------------------------------------------------
Bassett Furniture Industries, Inc.                                                             200              3,940
----------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                                                       5,400            269,244
----------------------------------------------------------------------------------------------------------------------
Blount International, Inc. 1                                                                 9,700            164,706
----------------------------------------------------------------------------------------------------------------------
Blyth, Inc.                                                                                  1,000             31,840
----------------------------------------------------------------------------------------------------------------------
Brookfield Homes Corp.                                                                       2,000             84,420
----------------------------------------------------------------------------------------------------------------------
Chromcraft Revington, Inc. 1                                                                   600              8,232
----------------------------------------------------------------------------------------------------------------------
Comstock Homebuilding Cos., Inc., Cl. A 1                                                    3,900             83,031
----------------------------------------------------------------------------------------------------------------------
CSS Industries, Inc.                                                                           750             27,413
----------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                                  4,400            140,800
----------------------------------------------------------------------------------------------------------------------


2            |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Furniture Brands International, Inc.                                                         9,000     $      196,290
----------------------------------------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A 1                                                         2,000            102,000
----------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 1                                                                    13,500             92,070
----------------------------------------------------------------------------------------------------------------------
KB Home                                                                                      1,400            164,444
----------------------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                                                           3,700             53,650
----------------------------------------------------------------------------------------------------------------------
M/I Homes, Inc.                                                                                400             19,572
----------------------------------------------------------------------------------------------------------------------
MDC Holdings, Inc.                                                                           2,954            205,746
----------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp. 1                                                                       2,000            117,840
----------------------------------------------------------------------------------------------------------------------
Mestek, Inc. 1                                                                                 700             15,785
----------------------------------------------------------------------------------------------------------------------
Russ Berrie & Co., Inc.                                                                        300              5,745
----------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                                     4,800            297,696
----------------------------------------------------------------------------------------------------------------------
Snap-On, Inc.                                                                                2,500             79,475
----------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                                       3,500            252,665
----------------------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                                                                  3,700            174,936
----------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                          1,300             58,851
----------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc.                                                                  3,700            111,740
----------------------------------------------------------------------------------------------------------------------
Tupperware Corp.                                                                            15,500            315,580
----------------------------------------------------------------------------------------------------------------------
Universal Electronics, Inc. 1                                                                4,700             79,336
----------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc. 1                                                                      7,900            237,632
----------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                              1,400             94,822
----------------------------------------------------------------------------------------------------------------------
Yankee Candle, Inc. (The) 1                                                                  4,600            145,820
                                                                                                       ---------------
                                                                                                            4,108,016
----------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
FTD Group, Inc. 1                                                                            7,300             88,476
----------------------------------------------------------------------------------------------------------------------
GSI Commerce, Inc. 1                                                                         6,300             85,239
----------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                                  7,700            135,212
----------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 1                                                                           1,400             23,240
----------------------------------------------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1                                                             9,000            111,330
                                                                                                       ---------------
                                                                                                              443,497
----------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Action Performance Cos., Inc.                                                               10,300            136,269
----------------------------------------------------------------------------------------------------------------------
Arctic Cat, Inc.                                                                             4,100            110,946
----------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                 6,300            128,835
----------------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1                                                                        9,500            203,965
----------------------------------------------------------------------------------------------------------------------
Marine Products Corp.                                                                        3,200             53,792
----------------------------------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                                                   9,100            182,000
----------------------------------------------------------------------------------------------------------------------
Nautilus, Inc.                                                                              22,800            541,728
----------------------------------------------------------------------------------------------------------------------
Oakley, Inc.                                                                                   700              8,974
----------------------------------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                                                     3,600            252,828
----------------------------------------------------------------------------------------------------------------------
SCP Pool Corp.                                                                               6,612            210,658
----------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1                                                         4,400            131,824
                                                                                                       ---------------
                                                                                                            1,961,819
----------------------------------------------------------------------------------------------------------------------
MEDIA--1.5%
4Kids Entertainment, Inc. 1                                                                  3,200             70,752
----------------------------------------------------------------------------------------------------------------------
Arbitron, Inc. 1                                                                             3,800            163,020
----------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc.                                                                        1,100             41,008
----------------------------------------------------------------------------------------------------------------------


3            |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Catalina Marketing Corp.                                                                    20,300     $      525,770
----------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1                                                                     5,600             94,136
----------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc. 1                                                       1,800              7,830
----------------------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                                                         3,600            255,996
----------------------------------------------------------------------------------------------------------------------
Gray Television, Inc.                                                                        6,800             98,396
----------------------------------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                                            3,400             93,704
----------------------------------------------------------------------------------------------------------------------
Hollinger International, Inc.                                                                  500              5,450
----------------------------------------------------------------------------------------------------------------------
Insight Communications Co., Inc. 1                                                           5,800             68,730
----------------------------------------------------------------------------------------------------------------------
Interactive Data Corp. 1                                                                     2,500             51,875
----------------------------------------------------------------------------------------------------------------------
Journal Communications, Inc.                                                                   400              6,620
----------------------------------------------------------------------------------------------------------------------
Liberty Corp.                                                                                  200              8,110
----------------------------------------------------------------------------------------------------------------------
Lin TV Corp. 1                                                                                 200              3,386
----------------------------------------------------------------------------------------------------------------------
Media General, Inc., Cl. A                                                                     700             43,295
----------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1                                                             15,300            100,062
----------------------------------------------------------------------------------------------------------------------
New Frontier Media, Inc. 1                                                                   2,100             15,023
----------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., Cl. B 1                                                             200              2,580
----------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc. 1                                                                            24,500            106,575
----------------------------------------------------------------------------------------------------------------------
ProQuest Co. 1                                                                               7,300            263,895
----------------------------------------------------------------------------------------------------------------------
Pulitzer, Inc.                                                                                 100              6,373
----------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                                       3,900            226,551
----------------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg.                                           15,600            270,036
----------------------------------------------------------------------------------------------------------------------
Salem Communications Corp., Cl. A 1                                                          5,600            115,360
----------------------------------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                                           6,000            221,340
----------------------------------------------------------------------------------------------------------------------
Thomas Nelson, Inc.                                                                          2,700             63,855
----------------------------------------------------------------------------------------------------------------------
Valassis Communications, Inc. 1                                                              5,200            181,792
----------------------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                                             3,700            130,425
----------------------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc.                                               6,600             79,200
                                                                                                       ---------------
                                                                                                            3,321,145
----------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Dillard's, Inc., Cl. A                                                                      11,400            306,660
----------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A                                                       1,500            137,265
----------------------------------------------------------------------------------------------------------------------
Shopko Stores, Inc. 1                                                                       11,200            248,864
----------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 1                                                                        10,800            414,612
----------------------------------------------------------------------------------------------------------------------
Stein Mart, Inc. 1                                                                          22,100            497,250
                                                                                                       ---------------
                                                                                                            1,604,651
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--5.9%
Aaron Rents, Inc.                                                                            6,900            138,000
----------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., Cl. A                                                               4,500            257,580
----------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1                                                                   5,200            262,340
----------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                                         11,450            374,988
----------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                             10,700            316,185
----------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                                     2,950             75,491
----------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                           2,300             43,562
----------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                                                       9,800            338,002
----------------------------------------------------------------------------------------------------------------------
bebe stores, inc.                                                                            7,075            240,196
----------------------------------------------------------------------------------------------------------------------


4            |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Big 5 Sporting Goods Corp.                                                                   3,500     $       86,450
----------------------------------------------------------------------------------------------------------------------
Blair Corp.                                                                                  3,000             98,910
----------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A                                                                     3,000             26,490
----------------------------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                                         14,000            372,680
----------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                                                           2,600             90,766
----------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp.                                                             7,200            320,256
----------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                                                      9,300            266,910
----------------------------------------------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1                                                               100                649
----------------------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                                           10,600            341,850
----------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                                                    55,900            454,467
----------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                                                       9,200            439,300
----------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                                12,300            197,415
----------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                                          200              4,608
----------------------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1                                                                             9,900            174,735
----------------------------------------------------------------------------------------------------------------------
Deb Shops, Inc.                                                                                200              5,644
----------------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                                                     5,300             96,566
----------------------------------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                                                       10,200            438,294
----------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                                              22,400            518,560
----------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc. 1                                                                     600              7,926
----------------------------------------------------------------------------------------------------------------------
GameStop Corp. 1                                                                            15,100            334,616
----------------------------------------------------------------------------------------------------------------------
GameStop Corp., Cl. B 1                                                                        867             19,334
----------------------------------------------------------------------------------------------------------------------
Genesco, Inc. 1                                                                              8,600            244,412
----------------------------------------------------------------------------------------------------------------------
Goody's Family Clothing, Inc.                                                                9,900             89,397
----------------------------------------------------------------------------------------------------------------------
Guess?, Inc. 1                                                                              11,700            160,290
----------------------------------------------------------------------------------------------------------------------
Guitar Center, Inc. 1                                                                        4,900            268,667
----------------------------------------------------------------------------------------------------------------------
Haverty Furniture Cos., Inc.                                                                 1,000             15,250
----------------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                                                               7,725            232,059
----------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                                                              3,800             50,046
----------------------------------------------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1                                                                        2,400             67,416
----------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                                               12,300            519,183
----------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                                                       11,500            417,450
----------------------------------------------------------------------------------------------------------------------
Movie Gallery, Inc.                                                                         13,400            384,312
----------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                        11,100            246,198
----------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                                       21,475            600,871
----------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                                        12,400            384,028
----------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                                  17,800            281,062
----------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc. 1                                                                3,600            132,516
----------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                                        5,400            147,474
----------------------------------------------------------------------------------------------------------------------
Rent-Way, Inc. 1                                                                             4,700             38,540
----------------------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc. 1                                                                16,200             92,340
----------------------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1                                                                       2,200             44,968
----------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                                                       6,400            209,216
----------------------------------------------------------------------------------------------------------------------
Syms Corp. 1                                                                                   600              7,950
----------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                                                          2,800             89,544
----------------------------------------------------------------------------------------------------------------------
TBC Corp. 1                                                                                    700             19,502
----------------------------------------------------------------------------------------------------------------------


5            |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
Too, Inc. 1                                                                                 16,900     $      416,923
----------------------------------------------------------------------------------------------------------------------
Toys R Us, Inc. 1                                                                           11,000            283,360
----------------------------------------------------------------------------------------------------------------------
Trans World Entertainment Corp. 1                                                           15,200            223,896
----------------------------------------------------------------------------------------------------------------------
Tweeter Home Entertainment Group, Inc. 1                                                     4,000             22,280
----------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc.                                                                      4,100            114,103
----------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                                     3,000            143,910
----------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc. 1                                                        4,500            193,410
----------------------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                                16,500            490,380
                                                                                                       ---------------
                                                                                                           12,973,723
----------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Carter's, Inc. 1                                                                               300             11,925
----------------------------------------------------------------------------------------------------------------------
Cherokee, Inc.                                                                               4,300            143,964
----------------------------------------------------------------------------------------------------------------------
Hartmarx Corp. 1                                                                            15,000            143,100
----------------------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                                                        16,900            558,207
----------------------------------------------------------------------------------------------------------------------
Kellwood Co.                                                                                 8,200            236,078
----------------------------------------------------------------------------------------------------------------------
OshKosh B'Gosh, Inc., Cl. A                                                                    200              6,100
----------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                                   13,800            367,632
----------------------------------------------------------------------------------------------------------------------
Russell Corp.                                                                                5,000             90,400
----------------------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                                              13,500            208,980
----------------------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                                            5,800             77,140
----------------------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                                      5,100            361,743
----------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                                                                      10,200            119,340
----------------------------------------------------------------------------------------------------------------------
UniFirst Corp.                                                                               1,400             55,860
----------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                                 11,300            271,652
----------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                                  29,750            637,543
                                                                                                       ---------------
                                                                                                            3,289,664
----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.4%
BEVERAGES--0.2%
----------------------------------------------------------------------------------------------------------------------
Boston Beer Co., Inc., Cl. A 1                                                               5,200            113,880
----------------------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 1                                                                       2,200            132,154
----------------------------------------------------------------------------------------------------------------------
National Beverage Corp.                                                                      1,400             11,410
----------------------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                                         11,500            260,590
                                                                                                       ---------------
                                                                                                              518,034
----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
7-Eleven, Inc. 1                                                                            15,000            360,300
----------------------------------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A                                                                       800             56,784
----------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                                                  7,500            232,950
----------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc.                                                                 2,700             48,519
----------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The) 1                                               7,300            108,770
----------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                                                                    900             11,988
----------------------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                                     15,600            533,832
----------------------------------------------------------------------------------------------------------------------
Nash Finch Co.                                                                               6,300            239,337
----------------------------------------------------------------------------------------------------------------------
Rite Aid Corp. 1                                                                            21,400             84,744
----------------------------------------------------------------------------------------------------------------------
Ruddick Corp.                                                                               15,500            358,825
----------------------------------------------------------------------------------------------------------------------
Smart & Final, Inc. 1                                                                        3,000             36,480
----------------------------------------------------------------------------------------------------------------------


6            |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
SUPERVALU, Inc.                                                                              8,800     $      293,480
----------------------------------------------------------------------------------------------------------------------
Weis Markets, Inc.                                                                           2,300             84,801
                                                                                                       ---------------
                                                                                                            2,450,810
----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
Alico, Inc. 1                                                                                  100              5,270
----------------------------------------------------------------------------------------------------------------------
American Italian Pasta Co.                                                                     800             21,920
----------------------------------------------------------------------------------------------------------------------
Cal-Maine Foods, Inc.                                                                        8,600             67,596
----------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                                         19,800            530,244
----------------------------------------------------------------------------------------------------------------------
Corn Products International, Inc.                                                           14,600            379,454
----------------------------------------------------------------------------------------------------------------------
Darling International, Inc. 1                                                               37,700            150,423
----------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co. 1                                                                        2,100             22,785
----------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                                        3,300             89,100
----------------------------------------------------------------------------------------------------------------------
Farmer Brothers Co.                                                                            100              2,395
----------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc.                                                                          9,000            253,890
----------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                           6,900            214,659
----------------------------------------------------------------------------------------------------------------------
Imperial Sugar Co.                                                                           1,600             22,256
----------------------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp.                                                                        2,100             98,343
----------------------------------------------------------------------------------------------------------------------
Lancaster Colony Corp.                                                                       7,000            297,850
----------------------------------------------------------------------------------------------------------------------
Lance, Inc.                                                                                  8,200            131,774
----------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. 1                                                                        2,300             30,682
----------------------------------------------------------------------------------------------------------------------
Omega Protein Corp. 1                                                                        4,100             27,962
----------------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B                                                                 7,900            282,188
----------------------------------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc.                                                                       7,400            350,390
----------------------------------------------------------------------------------------------------------------------
Sanderson Farms, Inc.                                                                        6,650            287,347
----------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                                                     5,100            160,905
                                                                                                       ---------------
                                                                                                            3,427,433
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.8%
Chattem, Inc. 1                                                                              4,300            191,221
----------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                                   5,900            352,820
----------------------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                                           20,800            468,208
----------------------------------------------------------------------------------------------------------------------
Rayovac Corp. 1                                                                             16,700            694,720
----------------------------------------------------------------------------------------------------------------------
WD-40 Co.                                                                                      100              3,249
                                                                                                       ---------------
                                                                                                            1,710,218
----------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Alberto-Culver Co., Cl. B                                                                      600             28,716
----------------------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                                                                     13,500            320,490
----------------------------------------------------------------------------------------------------------------------
Mannatech, Inc.                                                                             17,200            336,260
----------------------------------------------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                                                             9,700            166,549
----------------------------------------------------------------------------------------------------------------------
NBTY, Inc. 1                                                                                 6,800            170,612
----------------------------------------------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1                                                                    3,700             80,105
----------------------------------------------------------------------------------------------------------------------
USANA Health Sciences, Inc. 1                                                                4,400            208,120
                                                                                                       ---------------
                                                                                                            1,310,852
----------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Loews Corp./Carolina Group                                                                   7,300            241,630
----------------------------------------------------------------------------------------------------------------------
Vector Group Ltd.                                                                            1,700             26,146
                                                                                                       ---------------
                                                                                                              267,776


7            |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
ENERGY--7.7%
----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.3%
Atwood Oceanics, Inc. 1                                                                      2,000     $      133,080
----------------------------------------------------------------------------------------------------------------------
Cal Dive International, Inc. 1                                                              15,100            684,030
----------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., Cl. A                                                                    700             32,121
----------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                                              5,300            264,470
----------------------------------------------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                                                         14,000            311,947
----------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1                                                                    11,000            103,400
----------------------------------------------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                                                        7,300            176,368
----------------------------------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc.                                                                5,300            124,338
----------------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                                      4,200            166,698
----------------------------------------------------------------------------------------------------------------------
Hydril Co. 1                                                                                 3,800            221,958
----------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                               5,400            212,922
----------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1                                                                       14,300            464,893
----------------------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc. 1                                                               2,400            112,080
----------------------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                                             6,700            210,447
----------------------------------------------------------------------------------------------------------------------
Offshore Logistics, Inc. 1                                                                   1,700             56,644
----------------------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                                             7,900            162,345
----------------------------------------------------------------------------------------------------------------------
Pioneer Drilling Co. 1                                                                       4,200             57,834
----------------------------------------------------------------------------------------------------------------------
Prairie Schooner Petroleum Ltd. 1,2                                                          1,200             12,742
----------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                                                   1,500            112,236
----------------------------------------------------------------------------------------------------------------------
Pride International, Inc. 1                                                                  5,100            126,684
----------------------------------------------------------------------------------------------------------------------
RPC, Inc.                                                                                    2,700             41,013
----------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. 1                                                             4,500             77,400
----------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                           7,100             17,611
----------------------------------------------------------------------------------------------------------------------
Todco, Cl. A 1                                                                               4,400            113,696
----------------------------------------------------------------------------------------------------------------------
Total Energy Services Ltd. 1                                                                16,300            113,878
----------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                                                   4,100            264,407
----------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                                                      10,000            378,700
----------------------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                                          6,300            188,748
                                                                                                       ---------------
                                                                                                            4,942,690
----------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.4%
Ashland, Inc.                                                                                2,500            168,675
----------------------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                                         44,900            170,394
----------------------------------------------------------------------------------------------------------------------
Bear Ridge Resources Ltd. 1                                                                  1,960              5,672
----------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                                                                   4,400            226,380
----------------------------------------------------------------------------------------------------------------------
Bill Barrett Corp. 1                                                                         4,100            118,531
----------------------------------------------------------------------------------------------------------------------
Blizzard Energy, Inc. 1                                                                     86,400            209,303
----------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                                                                 1,500             82,725
----------------------------------------------------------------------------------------------------------------------
Callon Petroleum Co. 1                                                                      11,300            175,602
----------------------------------------------------------------------------------------------------------------------
Chamaelo Energy, Inc. 1                                                                     10,400             56,579
----------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                      6,600            144,804
----------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 1                                                                        10,390            405,210
----------------------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                                        29,533            134,296
----------------------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1                                                                   7,200            206,928
----------------------------------------------------------------------------------------------------------------------


8            |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Crew Energy, Inc. 1                                                                          5,666     $       52,093
----------------------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                                        1,940             16,008
----------------------------------------------------------------------------------------------------------------------
Daylight Energy Trust                                                                       27,000            224,126
----------------------------------------------------------------------------------------------------------------------
Denbury Resources, Inc. 1                                                                    9,100            320,593
----------------------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                                         4,500            102,501
----------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co. 1                                                                     1,700             70,210
----------------------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                                                      17,900            464,863
----------------------------------------------------------------------------------------------------------------------
Fairborne Energy Ltd. 1,2                                                                    5,500             61,753
----------------------------------------------------------------------------------------------------------------------
Fairborne Energy Ltd. 1                                                                      1,200             13,473
----------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1,3                                                                         7,400             20,435
----------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1,3                                                                        28,100             77,597
----------------------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1                                                                           7,700            311,850
----------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                          12,500            453,250
----------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                                6,900             56,193
----------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 1                                                                     4,800            232,512
----------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc. 1                                                                     1,600             41,120
----------------------------------------------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1                                                            2,100             24,969
----------------------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                                    1,700             25,300
----------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                  7,300            272,071
----------------------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                                    6,600            375,870
----------------------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1                                                                           7,500            115,200
----------------------------------------------------------------------------------------------------------------------
Ketch Resources Trust                                                                        2,000             21,827
----------------------------------------------------------------------------------------------------------------------
Lightning Energy Ltd. 1                                                                      1,100              4,274
----------------------------------------------------------------------------------------------------------------------
Lightning Energy Ltd. 1,4                                                                   14,400             55,957
----------------------------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc. 1                                                             30,100            484,911
----------------------------------------------------------------------------------------------------------------------
Maritrans, Inc.                                                                              3,000             57,150
----------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                                             16,450             54,539
----------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                                                                    5,532             32,017
----------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,4                                                                  6,400             33,955
----------------------------------------------------------------------------------------------------------------------
Mission Resources Corp. 1                                                                    4,500             31,860
----------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                                                   4,100            304,466
----------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                           3,100            210,862
----------------------------------------------------------------------------------------------------------------------
OMI Corp.                                                                                    8,100            155,115
----------------------------------------------------------------------------------------------------------------------
OPTI Canada, Inc. 1                                                                          3,500             75,816
----------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                             1,200             75,492
----------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd. 1                                                                  18,800            481,697
----------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                                                       4,700            188,000
----------------------------------------------------------------------------------------------------------------------
Penn Virginia Corp.                                                                          1,500             68,850
----------------------------------------------------------------------------------------------------------------------
Petroleum Development Corp. 1                                                               11,900            448,511
----------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                                                        7,342            256,236
----------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                                             400             19,696
----------------------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                                          1,940             16,200
----------------------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                                     6,620             19,595
----------------------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1,4                                                                   3,800             10,322
----------------------------------------------------------------------------------------------------------------------


9            |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Real Resources, Inc. 1                                                                      11,900     $      135,283
----------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                                                  8,100            255,312
----------------------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A                                                                5,800            203,261
----------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                              6,000            300,300
----------------------------------------------------------------------------------------------------------------------
Starpoint Energy Trust                                                                       1,550             25,976
----------------------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1                                                                         1,100             53,427
----------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                 2,400            248,448
----------------------------------------------------------------------------------------------------------------------
Swift Energy Co. 1                                                                          10,000            284,400
----------------------------------------------------------------------------------------------------------------------
Tesoro Corp. 1                                                                              13,000            481,260
----------------------------------------------------------------------------------------------------------------------
Thunder Energy, Inc. 1                                                                      18,666            123,463
----------------------------------------------------------------------------------------------------------------------
TKE Energy Trust                                                                            14,000            118,181
----------------------------------------------------------------------------------------------------------------------
TransMontaigne, Inc. 1                                                                         900              7,200
----------------------------------------------------------------------------------------------------------------------
True Energy, Inc. 1                                                                          3,900             14,607
----------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                         26,300            104,374
----------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                                                       21,300             84,531
----------------------------------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                                                     15,300            481,338
----------------------------------------------------------------------------------------------------------------------
West Energy Ltd. 1                                                                           3,900             16,638
----------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1                                                                    8,600            350,708
----------------------------------------------------------------------------------------------------------------------
World Fuel Services Corp.                                                                    3,800            119,700
                                                                                                       ---------------
                                                                                                           11,952,841
----------------------------------------------------------------------------------------------------------------------
FINANCIALS--15.5%
----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
GFI Group, Inc. 1                                                                              400             10,732
----------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc.                                                                        1,000             35,800
----------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                           12,700            505,460
----------------------------------------------------------------------------------------------------------------------
optionsXpress Holdings, Inc. 1                                                               5,700             92,283
----------------------------------------------------------------------------------------------------------------------
SWS Group, Inc.                                                                              8,600            137,858
                                                                                                       ---------------
                                                                                                              782,133
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.3%
AmericanWest Bancorporation 1                                                                2,510             48,368
----------------------------------------------------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc.                                                               3,600            101,196
----------------------------------------------------------------------------------------------------------------------
Associated Banc-Corp.                                                                        8,713            272,107
----------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                      8,450            213,785
----------------------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                                         1,400             63,364
----------------------------------------------------------------------------------------------------------------------
Bank of the Ozarks, Inc.                                                                       500             15,875
----------------------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.                                                                   6,300            109,620
----------------------------------------------------------------------------------------------------------------------
Banner Corp.                                                                                 1,300             35,061
----------------------------------------------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                                                                1,400             47,250
----------------------------------------------------------------------------------------------------------------------
Camco Financial Corp.                                                                          400              5,612
----------------------------------------------------------------------------------------------------------------------
Camden National Corp.                                                                          300             10,605
----------------------------------------------------------------------------------------------------------------------
Capital Corp. of the West                                                                      400             18,592
----------------------------------------------------------------------------------------------------------------------
Capitol Bancorp Ltd.                                                                           600             18,150
----------------------------------------------------------------------------------------------------------------------
Capitol Federal Financial                                                                      200              6,928
----------------------------------------------------------------------------------------------------------------------
Cathay Bancorp, Inc.                                                                         1,400             44,100
----------------------------------------------------------------------------------------------------------------------
Center Financial Corp.                                                                         800             14,104
----------------------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp.                                                              3,800            127,870
----------------------------------------------------------------------------------------------------------------------
CFS Bancorp, Inc.                                                                              100              1,369
----------------------------------------------------------------------------------------------------------------------


10           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Chemical Financial Corp.                                                                     2,291     $       74,469
----------------------------------------------------------------------------------------------------------------------
Chittenden Corp.                                                                             1,800             46,926
----------------------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                                                 2,900             64,786
----------------------------------------------------------------------------------------------------------------------
City Holding Co.                                                                             6,700            197,885
----------------------------------------------------------------------------------------------------------------------
City National Corp.                                                                          2,100            146,622
----------------------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc.                                                                4,790            113,763
----------------------------------------------------------------------------------------------------------------------
Commerce Bancshares, Inc.                                                                      500             24,100
----------------------------------------------------------------------------------------------------------------------
Commercial Federal Corp.                                                                     2,200             60,830
----------------------------------------------------------------------------------------------------------------------
Community Bancorp, Inc. 1                                                                      100              2,519
----------------------------------------------------------------------------------------------------------------------
Community Bank System, Inc.                                                                 16,400            375,724
----------------------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                                                  715             20,599
----------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc.                                                                       1,200             57,228
----------------------------------------------------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                                                                   1,800             81,270
----------------------------------------------------------------------------------------------------------------------
Dime Community Bancshares, Inc.                                                              5,212             79,222
----------------------------------------------------------------------------------------------------------------------
Downey Financial Corp.                                                                       3,700            227,661
----------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                                      1,400             51,688
----------------------------------------------------------------------------------------------------------------------
F.N.B. Corp.                                                                                   900             17,235
----------------------------------------------------------------------------------------------------------------------
Fidelity Bankshares, Inc.                                                                    3,724             85,578
----------------------------------------------------------------------------------------------------------------------
First BanCorp                                                                                3,050            128,863
----------------------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                                         800            117,104
----------------------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp.                                                          17,000            232,900
----------------------------------------------------------------------------------------------------------------------
First Community Bancorp                                                                        500             22,150
----------------------------------------------------------------------------------------------------------------------
First Defiance Financial Corp.                                                               1,200             31,200
----------------------------------------------------------------------------------------------------------------------
First Financial Bancorp                                                                        300              5,475
----------------------------------------------------------------------------------------------------------------------
First Financial Corp.                                                                          600             17,730
----------------------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc.                                                               2,800             77,784
----------------------------------------------------------------------------------------------------------------------
First Merchants Corp.                                                                          215              5,569
----------------------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                                                                    900             29,232
----------------------------------------------------------------------------------------------------------------------
First Place Financial Corp.                                                                  5,400             98,820
----------------------------------------------------------------------------------------------------------------------
First Republic Bank                                                                          4,800            155,376
----------------------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1                                                                   3,400            173,434
----------------------------------------------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                                                       3,100             60,605
----------------------------------------------------------------------------------------------------------------------
Frontier Financial Corp.                                                                       100              3,790
----------------------------------------------------------------------------------------------------------------------
GB&T Bancshares, Inc.                                                                        1,400             30,324
----------------------------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                                                        2,475             75,488
----------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                                          6,000            146,460
----------------------------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                                            500             16,250
----------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                                              4,700            160,270
----------------------------------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                                                        6,000            192,060
----------------------------------------------------------------------------------------------------------------------
Home Federal Bancorp                                                                           600             15,030
----------------------------------------------------------------------------------------------------------------------
Horizon Financial Corp.                                                                        200              3,756
----------------------------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                                        1,600             56,400
----------------------------------------------------------------------------------------------------------------------
Independence Community Bank Corp.                                                              700             27,300
----------------------------------------------------------------------------------------------------------------------
Independent Bank Corp., Michigan                                                             6,643            191,119
----------------------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                                              8,200            278,800
----------------------------------------------------------------------------------------------------------------------
Irwin Financial Corp.                                                                          600             13,812
----------------------------------------------------------------------------------------------------------------------
ITLA Capital Corp. 1                                                                           400             19,984
----------------------------------------------------------------------------------------------------------------------
Macatawa Bank Corp.                                                                            355             11,919
----------------------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                                            1,500             62,310
----------------------------------------------------------------------------------------------------------------------
MainSource Financial Group, Inc.                                                               383              8,418
----------------------------------------------------------------------------------------------------------------------


11           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Mercantile Bankshares Corp.                                                                  1,100     $       55,946
----------------------------------------------------------------------------------------------------------------------
NASB Financial, Inc.                                                                           900             35,640
----------------------------------------------------------------------------------------------------------------------
National Bankshares, Inc.                                                                      600             27,216
----------------------------------------------------------------------------------------------------------------------
NBT Bancorp, Inc.                                                                            1,700             38,097
----------------------------------------------------------------------------------------------------------------------
Net.B@nk, Inc.                                                                              10,500             89,040
----------------------------------------------------------------------------------------------------------------------
Oak Hill Financial, Inc.                                                                       500             16,830
----------------------------------------------------------------------------------------------------------------------
Old National Bancorp                                                                           700             14,210
----------------------------------------------------------------------------------------------------------------------
Old Second Bancorp, Inc.                                                                       116              3,500
----------------------------------------------------------------------------------------------------------------------
Oriental Financial Group, Inc.                                                               1,890             44,264
----------------------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp                                                                     18,910            563,140
----------------------------------------------------------------------------------------------------------------------
Parkvale Financial Corp.                                                                       400             11,120
----------------------------------------------------------------------------------------------------------------------
PennRock Financial Services Corp.                                                            1,220             42,602
----------------------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc.                                                                            9,410            259,716
----------------------------------------------------------------------------------------------------------------------
Preferred Bank, Los Angeles                                                                    800             31,920
----------------------------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                                   6,551            215,921
----------------------------------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc.                                                             800             23,792
----------------------------------------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                                                   9,600            299,232
----------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc.                                                                      11,757            159,190
----------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                                                                3,738             83,040
----------------------------------------------------------------------------------------------------------------------
S&T Bancorp, Inc.                                                                              300             10,620
----------------------------------------------------------------------------------------------------------------------
Santander BanCorp                                                                              120              3,160
----------------------------------------------------------------------------------------------------------------------
Seacoast Banking Corp. of Florida                                                            2,730             53,726
----------------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares 1                                                                  8,900            392,134
----------------------------------------------------------------------------------------------------------------------
Sound Federal Bancorp, Inc.                                                                    300              4,647
----------------------------------------------------------------------------------------------------------------------
Southside Bancshares, Inc.                                                                     330              6,877
----------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                                      2,800             51,660
----------------------------------------------------------------------------------------------------------------------
State Bancorp, Inc.                                                                          1,162             30,224
----------------------------------------------------------------------------------------------------------------------
State Financial Services Corp.                                                               7,100            262,345
----------------------------------------------------------------------------------------------------------------------
Sterling Bancorp                                                                             4,360            105,817
----------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                                      900             12,780
----------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp.                                                                    13,317            475,417
----------------------------------------------------------------------------------------------------------------------
Sun Bancorp, Inc.                                                                              596             13,639
----------------------------------------------------------------------------------------------------------------------
TierOne Corp.                                                                                3,800             89,300
----------------------------------------------------------------------------------------------------------------------
UMB Financial Corp.                                                                            600             34,152
----------------------------------------------------------------------------------------------------------------------
Union Bankshares Corp.                                                                         900             28,818
----------------------------------------------------------------------------------------------------------------------
United Bankshares, Inc.                                                                      1,400             46,396
----------------------------------------------------------------------------------------------------------------------
United Community Financial Corp.                                                               800              8,872
----------------------------------------------------------------------------------------------------------------------
Vineyard National Bancorp Co.                                                                  100              2,739
----------------------------------------------------------------------------------------------------------------------
W. Holding Co., Inc.                                                                           600              6,042
----------------------------------------------------------------------------------------------------------------------
Washington Federal, Inc.                                                                     2,700             62,937
----------------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                                      2,400            108,984
----------------------------------------------------------------------------------------------------------------------
WesBanco, Inc.                                                                               1,100             30,261
----------------------------------------------------------------------------------------------------------------------
Whitney Holding Corp.                                                                          400             17,804
----------------------------------------------------------------------------------------------------------------------
Wilshire Bancorp, Inc. 1                                                                     1,700             22,168
----------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                                         4,200            220,752
                                                                                                       ---------------
                                                                                                            9,468,480
----------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
Advance America Cash Advance Centers, Inc.                                                   1,500             23,220
----------------------------------------------------------------------------------------------------------------------
ASTA Funding, Inc.                                                                           8,500            179,945
----------------------------------------------------------------------------------------------------------------------


12           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE CONTINUED
Dollar Financial Corp. 1                                                                     6,700     $       79,596
----------------------------------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                                                7,600            143,564
----------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., Cl. A 1                                                                          100              3,183
                                                                                                       ---------------
                                                                                                              429,508
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.6%
Advanta Corp., Cl. B                                                                         4,900            112,700
----------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. 1                                                            7,900            490,037
----------------------------------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                                             9,300            292,113
----------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                         13,900            325,816
----------------------------------------------------------------------------------------------------------------------
Apollo Investment Corp.                                                                      5,000             83,900
----------------------------------------------------------------------------------------------------------------------
Archipelago Holdings, Inc. 1                                                                   900             15,930
----------------------------------------------------------------------------------------------------------------------
Cash America International, Inc.                                                             6,600            144,738
----------------------------------------------------------------------------------------------------------------------
CompuCredit Corp. 1                                                                         13,200            351,384
----------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                                   13,200            158,400
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                                            2,000             46,880
----------------------------------------------------------------------------------------------------------------------
Encore Capital Group, Inc. 1                                                                 1,000             14,550
----------------------------------------------------------------------------------------------------------------------
First Albany Cos., Inc.                                                                        300              2,748
----------------------------------------------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1                                                        3,100             65,627
----------------------------------------------------------------------------------------------------------------------
Gabelli Asset Management, Inc.                                                               5,100            227,715
----------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                  15,500            514,445
----------------------------------------------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A 1                                             5,600            145,600
----------------------------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                                                          7,600            133,000
----------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                                           7,000            342,370
----------------------------------------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund                                                             25,000          3,053,750
----------------------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                                        1,200             45,216
----------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc. 1                                                                      3,400             31,620
----------------------------------------------------------------------------------------------------------------------
Ladenburg Thalmann Financial Services, Inc. 1                                                  768                522
----------------------------------------------------------------------------------------------------------------------
Medallion Financial Corp.                                                                    1,600             14,624
----------------------------------------------------------------------------------------------------------------------
Metris Cos., Inc. 1                                                                         16,000            185,440
----------------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                                                                   2,900            106,111
----------------------------------------------------------------------------------------------------------------------
Providian Financial Corp. 1                                                                  4,100             70,356
----------------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                                8,800            266,640
----------------------------------------------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc.                                                            4,100             74,128
----------------------------------------------------------------------------------------------------------------------
SEI Investments Co.                                                                          1,800             65,088
----------------------------------------------------------------------------------------------------------------------
Student Loan Corp. (The)                                                                       700            146,307
----------------------------------------------------------------------------------------------------------------------
United PanAm Financial Corp. 1                                                                 700             14,273
----------------------------------------------------------------------------------------------------------------------
WFS Financial, Inc.                                                                          4,300            185,545
----------------------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1                                                                     5,700            145,464
                                                                                                       ---------------
                                                                                                            7,873,037
----------------------------------------------------------------------------------------------------------------------
INSURANCE--4.7%
Affirmative Insurance Holdings, Inc.                                                         6,700             98,825
----------------------------------------------------------------------------------------------------------------------
Alfa Corp.                                                                                   4,400             63,580
----------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp. 1                                                                  7,400            266,030
----------------------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co.                                                  3,600             46,044
----------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                               5,700            175,560
----------------------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                                                          3,300            113,091
----------------------------------------------------------------------------------------------------------------------


13           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
AmerUs Group Co.                                                                            11,200     $      529,200
----------------------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                                    3,200            128,128
----------------------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1                                                                       2,500             53,050
----------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                                5,800            146,218
----------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                               5,000            168,500
----------------------------------------------------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg.                                                         600             15,564
----------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                                         3,400            168,640
----------------------------------------------------------------------------------------------------------------------
Brown & Brown, Inc.                                                                          1,900             87,571
----------------------------------------------------------------------------------------------------------------------
Clark, Inc. 1                                                                                  400              6,192
----------------------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                                   4,500            278,910
----------------------------------------------------------------------------------------------------------------------
Danielson Holding Corp. 1                                                                    4,600             79,350
----------------------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                                          7,900            339,700
----------------------------------------------------------------------------------------------------------------------
Direct General Corp.                                                                         1,800             36,972
----------------------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A                                                                   5,200             94,484
----------------------------------------------------------------------------------------------------------------------
EMC Insurance Group, Inc.                                                                      300              5,718
----------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                               79              2,602
----------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                   8,900            293,166
----------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1                                                                 5,100            163,965
----------------------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc.                                                     1,300             22,022
----------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                                 4,100            148,256
----------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                                                 18,800            333,512
----------------------------------------------------------------------------------------------------------------------
Independence Holding Co.                                                                       540              9,736
----------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                                           7,900            246,954
----------------------------------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                                                            2,400             94,272
----------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                                           10,900            545,327
----------------------------------------------------------------------------------------------------------------------
Markel Corp. 1                                                                                 500            172,605
----------------------------------------------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1                                                          2,000             10,500
----------------------------------------------------------------------------------------------------------------------
Mercury General Corp.                                                                        1,900            104,994
----------------------------------------------------------------------------------------------------------------------
National Interstate Corp. 1                                                                  1,500             25,200
----------------------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 1                                                   400             68,376
----------------------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                                                    9,300            232,872
----------------------------------------------------------------------------------------------------------------------
Ohio Casualty Corp. 1                                                                       25,100            576,798
----------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                             6,400            149,056
----------------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                                                      2,000            129,200
----------------------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                                                      4,700            364,391
----------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                                    12,200            155,916
----------------------------------------------------------------------------------------------------------------------
PMA Capital Corp., Cl. A 1                                                                   2,100             16,800
----------------------------------------------------------------------------------------------------------------------
Presidential Life Corp.                                                                      1,000             16,280
----------------------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1                                                                         1,800             71,100
----------------------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                                            10,900            114,341
----------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                        4,100            161,130
----------------------------------------------------------------------------------------------------------------------
Pxre Group Ltd.                                                                              1,200             30,780
----------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                           2,100             89,418
----------------------------------------------------------------------------------------------------------------------
RLI Corp.                                                                                    5,700            236,265
----------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                                                 5,100            157,896
----------------------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc.                                                              8,900            411,447
----------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                               4,800            406,944
----------------------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                                   6,300            167,706
----------------------------------------------------------------------------------------------------------------------


14           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
Stewart Information Services Corp.                                                           5,000     $      187,600
----------------------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                                   300             19,866
----------------------------------------------------------------------------------------------------------------------
UICI                                                                                         4,000             97,000
----------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                                                       1,206             22,721
----------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                                                   5,000            169,150
----------------------------------------------------------------------------------------------------------------------
Unitrin, Inc.                                                                                4,100            186,140
----------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                                        30,000            519,000
----------------------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                                          3,600             61,272
----------------------------------------------------------------------------------------------------------------------
Vesta Insurance Group, Inc.                                                                  9,400             33,370
----------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                              6,600            342,276
                                                                                                       ---------------
                                                                                                           10,269,549
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.0%
Acadia Realty Trust                                                                          1,100             17,688
----------------------------------------------------------------------------------------------------------------------
Agree Realty Corp.                                                                           4,600            124,108
----------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                                                        1,100             70,818
----------------------------------------------------------------------------------------------------------------------
Amli Residential Properties Trust                                                              800             21,912
----------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                                           2,500             84,625
----------------------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp.                                                              2,000             19,940
----------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                                      4,600            130,640
----------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                        1,700             79,951
----------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT                                                                      1,500             49,680
----------------------------------------------------------------------------------------------------------------------
Capstead Mortgage Corp.                                                                      1,100              9,405
----------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                                     1,900             59,945
----------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                            1,400            100,114
----------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust                                                                    1,454             55,848
----------------------------------------------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                                                                   500             28,615
----------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                            3,100             82,088
----------------------------------------------------------------------------------------------------------------------
Correctional Properties Trust                                                                1,700             42,925
----------------------------------------------------------------------------------------------------------------------
CRT Properties, Inc.                                                                         1,500             32,670
----------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                                                 600             24,858
----------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                                                            9,200            101,476
----------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                                              1,900             91,865
----------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.                                                          2,800            105,924
----------------------------------------------------------------------------------------------------------------------
Forest City Enterprises, Inc., Cl. A                                                           700             44,660
----------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A                                                5,300             84,111
----------------------------------------------------------------------------------------------------------------------
Getty Realty Corp.                                                                           1,000             25,550
----------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust, Inc.                                                                 800             15,296
----------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust                                                                        2,100             49,770
----------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc.                                                                       3,000             96,000
----------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                                3,100            112,964
----------------------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust                                                           2,100             62,328
----------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                                   2,300             61,686
----------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                        4,300             51,213
----------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 1                                                                   9,900            461,835
----------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                                                                          2,700            110,457
----------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust                                                         5,700            125,058
----------------------------------------------------------------------------------------------------------------------
LTC Properties, Inc.                                                                         1,000             17,350
----------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                                             600             31,968
----------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                                       1,500             63,525
----------------------------------------------------------------------------------------------------------------------


15           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Maguire Properties, Inc.                                                                     1,400     $       33,432
----------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.                                                      2,200             80,300
----------------------------------------------------------------------------------------------------------------------
Mills Corp.                                                                                  1,900            100,510
----------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                                           3,800             76,798
----------------------------------------------------------------------------------------------------------------------
Novastar Financial, Inc.                                                                     1,500             54,015
----------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                                                             1,100             12,078
----------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                                          1,300             73,775
----------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc.                                                                       500             23,350
----------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust                                                    3,100            124,992
----------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust                                                                      600             20,496
----------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                                                        500             20,150
----------------------------------------------------------------------------------------------------------------------
RAIT Investment Trust                                                                        1,200             32,184
----------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                                                            2,100             57,015
----------------------------------------------------------------------------------------------------------------------
Realty Income Corp.                                                                          1,500             34,320
----------------------------------------------------------------------------------------------------------------------
Redwood Trust, Inc.                                                                            800             40,944
----------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                                          800             38,104
----------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                              3,200             53,376
----------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                     158              9,572
----------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                        1,100             61,842
----------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp. 1                                                                      12,400            134,664
----------------------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                                   1,500             24,000
----------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.                                                          4,800            105,600
----------------------------------------------------------------------------------------------------------------------
Town & Country Trust                                                                           900             23,805
----------------------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1                                                                          4,600             94,622
----------------------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                                      2,300             43,700
----------------------------------------------------------------------------------------------------------------------
United Capital Corp. 1                                                                         400              9,776
----------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                                           2,400             50,088
----------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                                 1,900             47,424
----------------------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                                                           400             12,148
----------------------------------------------------------------------------------------------------------------------
Weingarten Realty Investors                                                                  1,900             65,569
                                                                                                       ---------------
                                                                                                            4,307,515
----------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Accredited Home Lenders Holding Co. 1                                                          400             14,492
----------------------------------------------------------------------------------------------------------------------
Bank Mutual Corp.                                                                           17,236            203,730
----------------------------------------------------------------------------------------------------------------------
CharterMac                                                                                     700             15,050
----------------------------------------------------------------------------------------------------------------------
Clifton Savings Bancorp, Inc.                                                                1,400             15,680
----------------------------------------------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc.                                                             9,000            183,150
----------------------------------------------------------------------------------------------------------------------
Doral Financial Corp.                                                                        2,800             61,292
----------------------------------------------------------------------------------------------------------------------
Fremont General Corp.                                                                       10,400            228,696
----------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                                                 2,700             37,800
----------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                           3,500            167,090
                                                                                                       ---------------
                                                                                                              926,980
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE--9.8%
----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Affymetrix, Inc. 1                                                                           4,300            184,212
----------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                       7,100            140,154
----------------------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1                                                                     21,200            148,612
----------------------------------------------------------------------------------------------------------------------
Bone Care International, Inc. 1                                                              3,000             77,820
----------------------------------------------------------------------------------------------------------------------


16           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
Caliper Life Sciences, Inc. 1                                                                2,300     $       14,835
----------------------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                                                              1,300             44,265
----------------------------------------------------------------------------------------------------------------------
Enzo Biochem, Inc.                                                                           3,600             51,912
----------------------------------------------------------------------------------------------------------------------
ID Biomedical Corp. 1                                                                        6,100             93,086
----------------------------------------------------------------------------------------------------------------------
ImmunoGen, Inc. 1                                                                            5,400             28,242
----------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1                                                                      6,300            115,857
----------------------------------------------------------------------------------------------------------------------
Northfield Laboratories, Inc. 1                                                              3,400             38,250
----------------------------------------------------------------------------------------------------------------------
Orchid Biosciences, Inc. 1                                                                   7,600             89,376
----------------------------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1                                                             22,300            128,448
----------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 1                                                                  6,300            287,879
----------------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc. 1                                                               2,600             24,336
                                                                                                       ---------------
                                                                                                            1,467,284
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
ABIOMED, Inc. 1                                                                              2,600             27,508
----------------------------------------------------------------------------------------------------------------------
Adeza Biomedical Corp. 1                                                                     2,000             24,360
----------------------------------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. 1                                                   11,900            204,442
----------------------------------------------------------------------------------------------------------------------
Analogic Corp.                                                                                 300             12,975
----------------------------------------------------------------------------------------------------------------------
Anika Therapeutics, Inc. 1                                                                   2,200             28,160
----------------------------------------------------------------------------------------------------------------------
Arrow International, Inc.                                                                    7,600            261,060
----------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1                                                               8,100            174,879
----------------------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                                                          3,400            249,220
----------------------------------------------------------------------------------------------------------------------
ConMed Corp. 1                                                                               9,000            271,080
----------------------------------------------------------------------------------------------------------------------
Conor Medsystems, Inc. 1                                                                     4,000             65,160
----------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                                                                3,500            206,255
----------------------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1                                                                       4,100            102,705
----------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                                 1,600             69,152
----------------------------------------------------------------------------------------------------------------------
Endologix, Inc. 1                                                                            1,500              8,625
----------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                                            1,100             49,016
----------------------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1                                                                         12,300            518,568
----------------------------------------------------------------------------------------------------------------------
HealthTronics, Inc. 1                                                                        6,600             71,016
----------------------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                                             10,300            328,313
----------------------------------------------------------------------------------------------------------------------
Hospira, Inc. 1                                                                              4,200            135,534
----------------------------------------------------------------------------------------------------------------------
Immucor, Inc. 1                                                                              5,775            174,347
----------------------------------------------------------------------------------------------------------------------
Inamed Corp. 1                                                                               1,050             73,374
----------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                                   2,100             95,487
----------------------------------------------------------------------------------------------------------------------
Kensey Nash Corp. 1                                                                          4,100            111,028
----------------------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                                               1,400             35,238
----------------------------------------------------------------------------------------------------------------------
Lifeline Systems, Inc. 1                                                                     4,200            127,344
----------------------------------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A                                                          7,300            239,148
----------------------------------------------------------------------------------------------------------------------
Medical Action Industries, Inc. 1                                                            2,100             39,690
----------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                                   800             25,680
----------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                                    6,700             99,830
----------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp. 1                                                                    5,100             96,900
----------------------------------------------------------------------------------------------------------------------


17           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
OrthoLogic Corp. 1                                                                             800     $        4,048
----------------------------------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1                                                         5,300            142,941
----------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                           11,100            228,993
---------------------------------------------------------------------------------------------------------------------
PolyMedica Corp.                                                                             4,300            136,568
----------------------------------------------------------------------------------------------------------------------
ResMed, Inc. 1                                                                               1,600             90,240
----------------------------------------------------------------------------------------------------------------------
Respironics, Inc. 1                                                                          1,400             81,578
----------------------------------------------------------------------------------------------------------------------
SonoSite, Inc. 1                                                                             3,800             98,724
----------------------------------------------------------------------------------------------------------------------
Steris Corp. 1                                                                               6,400            161,600
----------------------------------------------------------------------------------------------------------------------
SurModics, Inc. 1                                                                            3,600            114,876
----------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc. 1                                                           10,000            359,000
----------------------------------------------------------------------------------------------------------------------
Symmetry Medical, Inc. 1                                                                     1,400             26,628
----------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                                      5,800            146,682
----------------------------------------------------------------------------------------------------------------------
TriPath Imaging, Inc. 1                                                                      4,100             28,864
----------------------------------------------------------------------------------------------------------------------
Urologix, Inc. 1                                                                             2,400             11,016
----------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                               2,600             98,514
----------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                             12,400            464,504
----------------------------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1                                                                    2,800             53,424
----------------------------------------------------------------------------------------------------------------------
VISX, Inc. 1                                                                                18,900            443,016
----------------------------------------------------------------------------------------------------------------------
Vital Signs, Inc.                                                                              100              3,989
----------------------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                                                           3,300             78,870
----------------------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc. 1                                                                 2,700             64,800
----------------------------------------------------------------------------------------------------------------------
Young Innovations, Inc.                                                                        150              5,498
                                                                                                       ---------------
                                                                                                            6,770,467
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.3%
Advisory Board Co. (The) 1                                                                     800             34,960
----------------------------------------------------------------------------------------------------------------------
Alderwoods Group, Inc. 1                                                                       300              3,732
----------------------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. 1                                                     19,200            274,560
----------------------------------------------------------------------------------------------------------------------
Amedisys, Inc. 1                                                                               300              9,075
----------------------------------------------------------------------------------------------------------------------
America Service Group, Inc. 1                                                                2,850             63,071
----------------------------------------------------------------------------------------------------------------------
American Healthways, Inc. 1                                                                 10,900            359,918
----------------------------------------------------------------------------------------------------------------------
American Retirement Corp. 1                                                                    800             11,632
----------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                                           2,900            106,024
----------------------------------------------------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1                                                                800             12,728
----------------------------------------------------------------------------------------------------------------------
AmSurg Corp. 1                                                                               1,600             40,480
----------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                                                              13,800            442,980
----------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                                                                 43,400            537,292
----------------------------------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                                                           6,800             94,656
----------------------------------------------------------------------------------------------------------------------
Cantel Medical Corp. 1                                                                       3,450             99,912
----------------------------------------------------------------------------------------------------------------------
Cerner Corp. 1                                                                               3,300            173,283
----------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 1                                                             4,800            167,568
----------------------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc.                                                              600             16,848
----------------------------------------------------------------------------------------------------------------------
CorVel Corp. 1                                                                               1,500             31,980
----------------------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                                              4,000            190,440
----------------------------------------------------------------------------------------------------------------------


18           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Coventry Health Care, Inc. 1                                                                 2,800     $      190,792
----------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1                                                             8,900            149,164
----------------------------------------------------------------------------------------------------------------------
DaVita, Inc. 1                                                                               2,900            121,365
----------------------------------------------------------------------------------------------------------------------
Dendrite International, Inc. 1                                                               7,400            103,896
----------------------------------------------------------------------------------------------------------------------
Eclipsys Corp. 1                                                                             2,300             35,604
----------------------------------------------------------------------------------------------------------------------
Emageon, Inc. 1                                                                              4,600             82,616
----------------------------------------------------------------------------------------------------------------------
eResearch Technology, Inc. 1                                                                 2,300             27,094
----------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                                                                  12,800            548,992
----------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                                                             14,200            229,756
----------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc. 1                                                                         6,400            106,560
----------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                               5,400            172,476
----------------------------------------------------------------------------------------------------------------------
IDX Systems Corp. 1                                                                          2,500             86,825
----------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                                                                  16,000            561,600
----------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc.                                                                             9,800            326,340
----------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                                     5,000            221,150
----------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                                             5,800            197,490
----------------------------------------------------------------------------------------------------------------------
Manor Care, Inc.                                                                             6,200            225,432
----------------------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc. 1                                                                    8,400            257,964
----------------------------------------------------------------------------------------------------------------------
MedCath Corp. 1                                                                              4,200            123,060
----------------------------------------------------------------------------------------------------------------------
Merge Technologies, Inc. 1                                                                   5,700            100,035
----------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1                                                                    2,600            119,834
----------------------------------------------------------------------------------------------------------------------
National HealthCare Corp.                                                                    1,200             41,052
----------------------------------------------------------------------------------------------------------------------
National Medical Health Card Systems, Inc. 1                                                 1,600             36,992
----------------------------------------------------------------------------------------------------------------------
Option Care, Inc.                                                                           15,700            323,263
----------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc.                                                                         12,700            344,805
----------------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1                                                                9,200            216,200
----------------------------------------------------------------------------------------------------------------------
PDI, Inc. 1                                                                                  4,600             94,300
----------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                                              6,100            418,399
----------------------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1                                                                  5,000             76,750
----------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc. 1                                                   3,500            169,575
----------------------------------------------------------------------------------------------------------------------
PRA International 1                                                                          1,900             51,167
----------------------------------------------------------------------------------------------------------------------
Province Healthcare Co. 1                                                                    8,800            211,992
----------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1                                                                   19,700            223,989
----------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                                                                2,000             92,000
----------------------------------------------------------------------------------------------------------------------
RehabCare Group, Inc. 1                                                                      9,000            258,390
----------------------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1                                                                             6,600             82,566
----------------------------------------------------------------------------------------------------------------------
Service Corp. International 1                                                               23,600            176,528
----------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                              10,500            670,320
----------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc. 1                                                                 48,500            298,275
----------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                                                7,800            379,080
----------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                                                                      4,300            215,430
----------------------------------------------------------------------------------------------------------------------
Trizetto Group, Inc. 1                                                                       3,000             27,930
----------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc. 1                                               8,900            407,353
----------------------------------------------------------------------------------------------------------------------


19           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
VCA Antech, Inc. 1                                                                           4,500     $       91,035
----------------------------------------------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                                                        1,400             32,200
----------------------------------------------------------------------------------------------------------------------
WellChoice, Inc. 1                                                                           1,600             85,296
                                                                                                       ---------------
                                                                                                           11,684,071
----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.7%
Able Laboratories, Inc. 1                                                                    4,800            112,608
----------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                                        6,300             77,616
----------------------------------------------------------------------------------------------------------------------
American Pharmaceutical Partners, Inc. 1                                                     1,300             67,262
----------------------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                                7,400            167,758
----------------------------------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                                                                 5,800            283,214
----------------------------------------------------------------------------------------------------------------------
Caraco Pharmaceutical Laboratories Ltd. 1                                                    2,800             22,904
----------------------------------------------------------------------------------------------------------------------
CNS, Inc.                                                                                    4,000             71,200
----------------------------------------------------------------------------------------------------------------------
Connetics Corp. 1                                                                            2,700             68,283
----------------------------------------------------------------------------------------------------------------------
DOV Pharmaceutical, Inc. 1                                                                   5,300             72,504
----------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc. 1                                                             8,400             85,848
----------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                                        5,900            133,045
----------------------------------------------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1                                                        14,200            239,696
----------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                                                          1,900             56,962
----------------------------------------------------------------------------------------------------------------------
Nabi Biopharmaceuticals, Inc. 1                                                              2,300             28,704
----------------------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                                  4,600             88,090
                                                                                                       ---------------
                                                                                                            1,575,694
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.5%
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Applied Signal Technology, Inc.                                                              5,900            135,110
----------------------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                                       650              4,404
----------------------------------------------------------------------------------------------------------------------
Aviall, Inc. 1                                                                              13,600            380,800
----------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                                        13,700            164,400
----------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc. 1                                                                     2,400            102,000
----------------------------------------------------------------------------------------------------------------------
EDO Corp.                                                                                    3,300             99,165
----------------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                                               150              8,028
----------------------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc. 1                                                                    5,300            425,855
----------------------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                                               7,500            287,175
----------------------------------------------------------------------------------------------------------------------
HEICO Corp., Cl. A                                                                              30                476
----------------------------------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1                                                       8,500            269,875
----------------------------------------------------------------------------------------------------------------------
Moog, Inc., Cl. A 1                                                                          5,000            226,000
----------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                    19,700            190,696
----------------------------------------------------------------------------------------------------------------------
SI International, Inc. 1                                                                     4,200            116,046
----------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                                                                9,900            309,870
----------------------------------------------------------------------------------------------------------------------
Triumph Group, Inc. 1                                                                          200              7,788
----------------------------------------------------------------------------------------------------------------------
United Defense Industries, Inc.                                                              4,400            323,048
                                                                                                       ---------------
                                                                                                            3,050,736
----------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
ABX Air, Inc. 1                                                                             23,400            169,416
----------------------------------------------------------------------------------------------------------------------
Dynamex, Inc. 1                                                                              4,200             76,020
----------------------------------------------------------------------------------------------------------------------


20           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS CONTINUED
EGL, Inc. 1                                                                                  8,100     $      184,680
----------------------------------------------------------------------------------------------------------------------
Forward Air Corp. 1                                                                          6,300            268,254
----------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                                     2,500            156,675
----------------------------------------------------------------------------------------------------------------------
Park-Ohio Holdings Corp. 1                                                                   1,200             22,488
                                                                                                       ---------------
                                                                                                              877,533
----------------------------------------------------------------------------------------------------------------------
AIRLINES--0.7%
Alaska Air Group, Inc. 1                                                                    13,000            382,720
----------------------------------------------------------------------------------------------------------------------
America West Holdings Corp., Cl. B 1                                                        10,000             54,300
----------------------------------------------------------------------------------------------------------------------
AMR Corp. 1                                                                                 24,500            262,150
----------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                                                         19,900            239,596
----------------------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1                                                                 20,500            233,905
----------------------------------------------------------------------------------------------------------------------
Frontier Airlines, Inc. 1                                                                   15,700            164,536
----------------------------------------------------------------------------------------------------------------------
Hawaiian Holdings, Inc. 1                                                                    7,800             51,012
----------------------------------------------------------------------------------------------------------------------
Mesa Air Group, Inc. 1                                                                      16,200            113,400
----------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp., Cl. A 1                                                            1,600             10,704
----------------------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                                5,500            102,245
                                                                                                       ---------------
                                                                                                            1,614,568
----------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.0%
American Woodmark Corp.                                                                      1,500             54,420
----------------------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc.                                                                    11,100            158,508
----------------------------------------------------------------------------------------------------------------------
Beacon Roofing Supply, Inc. 1                                                                1,200             26,262
----------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                    4,500            129,555
----------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1                                                                       6,800             66,368
----------------------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                                  16,100            352,912
----------------------------------------------------------------------------------------------------------------------
NCI Building Systems, Inc. 1                                                                 9,400            362,840
----------------------------------------------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc.                                                              3,000             92,700
----------------------------------------------------------------------------------------------------------------------
Trex Co., Inc. 1                                                                               800             35,528
----------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc.                                                              7,500            291,375
----------------------------------------------------------------------------------------------------------------------
USG Corp. 1                                                                                 10,900            361,444
----------------------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                                                 3,700            155,770
                                                                                                       ---------------
                                                                                                            2,087,682
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.3%
ABM Industries, Inc.                                                                         6,600            126,918
----------------------------------------------------------------------------------------------------------------------
Adesa, Inc.                                                                                 10,100            235,936
----------------------------------------------------------------------------------------------------------------------
Administaff, Inc. 1                                                                         16,700            243,820
----------------------------------------------------------------------------------------------------------------------
American Reprographics Co. 1                                                                 8,300            119,105
----------------------------------------------------------------------------------------------------------------------
Angelica Corp.                                                                                 500             14,000
----------------------------------------------------------------------------------------------------------------------
Banta Corp.                                                                                  5,200            222,560
----------------------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A                                                                          11,100            359,085
----------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1                                                    12,200            411,628
----------------------------------------------------------------------------------------------------------------------
Brink's Co. (The)                                                                           10,600            366,760
----------------------------------------------------------------------------------------------------------------------
Century Business Services, Inc. 1                                                              100                410
----------------------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 1                                                                        5,500            100,870
----------------------------------------------------------------------------------------------------------------------
CompX International, Inc.                                                                      500              8,490
----------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                                                9,500            499,700
----------------------------------------------------------------------------------------------------------------------


21           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Copart, Inc. 1                                                                               8,600     $      202,616
----------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                1,300             83,135
----------------------------------------------------------------------------------------------------------------------
CPI Corp.                                                                                      900             13,590
----------------------------------------------------------------------------------------------------------------------
DiamondCluster International, Inc. 1                                                        16,300            262,430
----------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                                     4,600            282,670
----------------------------------------------------------------------------------------------------------------------
Duratek, Inc. 1                                                                              5,600            111,720
----------------------------------------------------------------------------------------------------------------------
Electro Rent Corp. 1                                                                         1,000             13,420
----------------------------------------------------------------------------------------------------------------------
Ennis, Inc.                                                                                  1,000             16,920
----------------------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                               11,100            340,659
----------------------------------------------------------------------------------------------------------------------
Exponent, Inc. 1                                                                             4,600            109,894
----------------------------------------------------------------------------------------------------------------------
G&K Services, Inc., Cl. A                                                                    5,300            213,537
----------------------------------------------------------------------------------------------------------------------
General Binding Corp. 1                                                                      1,500             31,500
----------------------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                                      3,600            102,888
----------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                        9,200            316,112
----------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.                                                              9,550            231,588
----------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1                                                  14,800            544,196
----------------------------------------------------------------------------------------------------------------------
HNI Corp.                                                                                    2,900            130,355
----------------------------------------------------------------------------------------------------------------------
Hudson Highland Group, Inc. 1                                                                8,700            148,683
----------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                 14,400            142,416
----------------------------------------------------------------------------------------------------------------------
Imagistics International, Inc. 1                                                             3,500            122,255
----------------------------------------------------------------------------------------------------------------------
Integrated Alarm Services Group, Inc. 1                                                      9,600             48,000
----------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                             3,000            145,500
----------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                                             7,400            154,808
----------------------------------------------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A                                                                  1,100             31,669
----------------------------------------------------------------------------------------------------------------------
Kforce, Inc. 1                                                                               1,100             12,089
----------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                 16,800            280,224
----------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1                                                                  23,400            445,302
----------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                                                         28,800            537,120
----------------------------------------------------------------------------------------------------------------------
McGrath Rentcorp                                                                             4,000             93,520
----------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                        1,900             57,228
----------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc. 1                                                                            600             24,246
----------------------------------------------------------------------------------------------------------------------
Navigant Consulting, Inc. 1                                                                  2,200             59,906
----------------------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 1                                                        8,000            272,240
----------------------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc.                                                                2,800             94,752
----------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                      7,400            247,752
----------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                                10,000            209,300
----------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                              3,900            105,144
----------------------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                                               12,300            228,780
----------------------------------------------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1                                                              3,600             56,448
----------------------------------------------------------------------------------------------------------------------
Schawk, Inc.                                                                                   500              9,125
----------------------------------------------------------------------------------------------------------------------
School Specialty, Inc. 1                                                                     1,000             39,160
----------------------------------------------------------------------------------------------------------------------
ServiceMaster Co. (The)                                                                      8,600            116,100
----------------------------------------------------------------------------------------------------------------------
SITEL Corp. 1                                                                                9,300             18,228
----------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                                                           18,900            320,544
----------------------------------------------------------------------------------------------------------------------
Spherion Corp. 1                                                                            12,400             92,876
----------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                                       9,100            125,580
----------------------------------------------------------------------------------------------------------------------


22           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
TeleTech Holdings, Inc. 1                                                                   25,900     $      334,628
----------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                    6,800            307,700
----------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc. 1                                                        2,700             99,360
----------------------------------------------------------------------------------------------------------------------
Vertrue, Inc. 1                                                                                100              3,544
----------------------------------------------------------------------------------------------------------------------
Viad Corp.                                                                                   9,800            263,620
----------------------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1                                                            3,400             82,110
----------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1                                                                    9,000            312,750
----------------------------------------------------------------------------------------------------------------------
Waste Industries USA, Inc.                                                                     100              1,390
----------------------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                                                  6,900            187,680
----------------------------------------------------------------------------------------------------------------------
West Corp. 1                                                                                 4,800            153,600
                                                                                                       ---------------
                                                                                                           11,701,889
----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.7%
Comfort Systems USA, Inc. 1                                                                 12,000             93,000
----------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                          3,900            182,598
----------------------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                                   7,900            207,533
----------------------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1                                                       8,800            127,688
----------------------------------------------------------------------------------------------------------------------
MasTec, Inc. 1                                                                               5,400             44,334
----------------------------------------------------------------------------------------------------------------------
Perini Corp. 1                                                                               9,600            132,384
----------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1                                                                     24,200            184,646
----------------------------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The) 1                                                                    16,200            353,160
----------------------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                                  2,500             71,875
----------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc. 1                                                         900             40,491
                                                                                                       ---------------
                                                                                                            1,437,709
----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.1%
Active Power, Inc. 1                                                                         4,500             14,580
----------------------------------------------------------------------------------------------------------------------
Acuity Brands, Inc.                                                                          4,500            121,500
----------------------------------------------------------------------------------------------------------------------
American Power Conversion Corp.                                                              6,900            180,159
----------------------------------------------------------------------------------------------------------------------
AMETEK, Inc.                                                                                 3,400            136,850
----------------------------------------------------------------------------------------------------------------------
Artesyn Technologies, Inc. 1                                                                 2,900             25,259
----------------------------------------------------------------------------------------------------------------------
Baldor Electric Co.                                                                          7,800            201,318
----------------------------------------------------------------------------------------------------------------------
Energy Conversion Devices, Inc. 1                                                           12,000            272,760
----------------------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                                                                     12,900             91,203
----------------------------------------------------------------------------------------------------------------------
General Cable Corp. 1                                                                        6,000             72,420
----------------------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                                                                  5,100            458,847
----------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                                         3,000            153,300
----------------------------------------------------------------------------------------------------------------------
II-VI, Inc. 1                                                                                5,800            101,152
----------------------------------------------------------------------------------------------------------------------
Preformed Line Products Co.                                                                    500             14,995
----------------------------------------------------------------------------------------------------------------------
Tecumseh Products Co., Cl. A                                                                   300             11,883
----------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                                      11,600            374,680
----------------------------------------------------------------------------------------------------------------------
Vicor Corp.                                                                                  5,200             54,288
----------------------------------------------------------------------------------------------------------------------
Woodward Governor Co.                                                                        2,700            193,590
                                                                                                       ---------------
                                                                                                            2,478,784
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Alleghany Corp.                                                                                612            169,524
----------------------------------------------------------------------------------------------------------------------
Carlisle Cos., Inc.                                                                          1,800            125,586
----------------------------------------------------------------------------------------------------------------------


23           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES CONTINUED
Raven Industries, Inc.                                                                       5,100     $      104,142
----------------------------------------------------------------------------------------------------------------------
Tredegar Corp.                                                                               6,200            104,532
----------------------------------------------------------------------------------------------------------------------
United Industrial Corp.                                                                      5,200            154,024
                                                                                                       ---------------
                                                                                                              657,808
----------------------------------------------------------------------------------------------------------------------
MACHINERY--3.7%
3D Systems Corp. 1                                                                             700             13,209
----------------------------------------------------------------------------------------------------------------------
A.S.V., Inc. 1                                                                                 500             19,823
----------------------------------------------------------------------------------------------------------------------
Actuant Corp., Cl. A 1                                                                       4,700            211,124
----------------------------------------------------------------------------------------------------------------------
Alamo Group, Inc.                                                                              700             17,318
----------------------------------------------------------------------------------------------------------------------
Albany International Corp., Cl. A                                                            6,800            209,984
----------------------------------------------------------------------------------------------------------------------
American Science & Engineering, Inc. 1                                                         200              8,942
----------------------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                                                       1,100             14,883
----------------------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                                     6,900            152,145
----------------------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A                                                           8,700            339,822
----------------------------------------------------------------------------------------------------------------------
Cascade Corp.                                                                                3,900            136,500
----------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                                 2,500            110,075
----------------------------------------------------------------------------------------------------------------------
Clarcor, Inc.                                                                                  300             15,588
----------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp. 1                                                                      600              8,172
----------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                3,500            246,225
----------------------------------------------------------------------------------------------------------------------
Donaldson Co., Inc.                                                                          2,000             64,560
----------------------------------------------------------------------------------------------------------------------
EnPro Industries, Inc. 1                                                                     5,700            156,750
----------------------------------------------------------------------------------------------------------------------
Federal Signal Corp.                                                                           100              1,517
----------------------------------------------------------------------------------------------------------------------
Flanders Corp. 1                                                                             4,300             48,504
----------------------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                                           15,800            408,746
----------------------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                                         200              7,902
----------------------------------------------------------------------------------------------------------------------
Graco, Inc.                                                                                  5,850            236,106
----------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc.                                                                        1,800             63,162
----------------------------------------------------------------------------------------------------------------------
Harsco Corp.                                                                                 4,400            262,284
----------------------------------------------------------------------------------------------------------------------
Hexcel Corp. 1                                                                              25,800            400,158
----------------------------------------------------------------------------------------------------------------------
Idex Corp.                                                                                   1,500             60,525
----------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc.                                                                        11,100            239,205
----------------------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                                             6,973            244,473
----------------------------------------------------------------------------------------------------------------------
Kadant, Inc. 1                                                                               1,600             29,680
----------------------------------------------------------------------------------------------------------------------
Kennametal, Inc.                                                                             4,400            208,956
----------------------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                                                              6,300            189,504
----------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                    4,200            169,638
----------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The)                                                                         2,500            123,500
----------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                    15,200            427,880
----------------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                                2,900            295,626
----------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                               4,500            163,800
----------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                                8,600            316,652
----------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                          3,000            245,970
----------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                   4,400            119,328
----------------------------------------------------------------------------------------------------------------------
Penn Engineering & Manufacturing Corp.                                                       2,500             45,125
----------------------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc.                                                                          400              8,804
----------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                    4,200            181,776
----------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                                          13,500            309,015
----------------------------------------------------------------------------------------------------------------------


24           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
Terex Corp. 1                                                                                8,000     $      346,400
----------------------------------------------------------------------------------------------------------------------
Thomas Industries, Inc.                                                                      1,200             47,568
----------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                   3,400             92,956
----------------------------------------------------------------------------------------------------------------------
Titan International, Inc.                                                                    8,900            127,893
----------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                               8,000            708,000
----------------------------------------------------------------------------------------------------------------------
Wabash National Corp. 1                                                                      9,900            241,560
----------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                                 4,300             88,107
----------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc. 1                                                                         200              1,790
                                                                                                       ---------------
                                                                                                            8,187,230
----------------------------------------------------------------------------------------------------------------------
MARINE--0.1%
Alexander & Baldwin, Inc.                                                                    2,000             82,400
----------------------------------------------------------------------------------------------------------------------
Frozen Food Express Industries, Inc. 1                                                         900             10,368
----------------------------------------------------------------------------------------------------------------------
Kirby Corp. 1                                                                                3,100            130,293
----------------------------------------------------------------------------------------------------------------------
Sea Containers Ltd., Cl. A                                                                     600             10,956
                                                                                                       ---------------
                                                                                                              234,017
----------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--2.1%
Amerco, Inc.                                                                                   800             37,040
----------------------------------------------------------------------------------------------------------------------
Arkansas Best Corp.                                                                         12,400            468,472
----------------------------------------------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.                                                                1,700             87,601
----------------------------------------------------------------------------------------------------------------------
CNF Transportation, Inc.                                                                     7,400            346,246
----------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1                                                      3,100            101,618
----------------------------------------------------------------------------------------------------------------------
Florida East Coast Industries, Inc., Cl. A                                                   2,800            118,944
----------------------------------------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1                                                            10,950            283,715
----------------------------------------------------------------------------------------------------------------------
Heartland Express, Inc.                                                                     10,800            206,820
----------------------------------------------------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.                                                         4,200            183,834
----------------------------------------------------------------------------------------------------------------------
Kansas City Southern 1                                                                      13,500            260,010
----------------------------------------------------------------------------------------------------------------------
Knight Transportation, Inc.                                                                  1,700             41,939
----------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc. 1                                                               15,500            322,400
----------------------------------------------------------------------------------------------------------------------
Landstar System, Inc. 1                                                                      2,800             91,700
----------------------------------------------------------------------------------------------------------------------
Marten Transport Ltd. 1                                                                        250              5,333
----------------------------------------------------------------------------------------------------------------------
Mullen Transportation, Inc.                                                                  1,300             61,501
----------------------------------------------------------------------------------------------------------------------
Overnite Corp.                                                                               7,700            246,323
----------------------------------------------------------------------------------------------------------------------
Pacer International, Inc. 1                                                                 11,600            277,124
----------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                          2,800            116,760
----------------------------------------------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                                                   7,500            139,425
----------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                                            23,900            529,146
----------------------------------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                                                       8,300            135,705
----------------------------------------------------------------------------------------------------------------------
Universal Truckload Services, Inc. 1                                                         5,400            113,940
----------------------------------------------------------------------------------------------------------------------
USF Corp.                                                                                    6,100            294,386
----------------------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                                     9,200            178,756
----------------------------------------------------------------------------------------------------------------------
Yellow Roadway Corp. 1                                                                         500             29,270
                                                                                                       ---------------
                                                                                                            4,678,008
----------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Applied Industrial Technologies, Inc.                                                       16,650            452,880
----------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc.                                                                      9,800            132,398
----------------------------------------------------------------------------------------------------------------------
Lawson Products, Inc.                                                                          500             23,400
----------------------------------------------------------------------------------------------------------------------


25           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
UAP Holding Corp. 1                                                                         14,700     $      236,670
----------------------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1                                                                       7,100            143,491
----------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                          1,500             93,405
----------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                                                  8,000            224,000
                                                                                                       ---------------
                                                                                                            1,306,244
----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Interpool, Inc.                                                                              1,100             24,310
----------------------------------------------------------------------------------------------------------------------
Macquarie Infrastructure Co. Trust 1                                                         3,500             98,000
                                                                                                       ---------------
                                                                                                              122,310
----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.9%
----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
3Com Corp. 1                                                                                 5,600             19,936
----------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                                 5,600             98,784
----------------------------------------------------------------------------------------------------------------------
Audiovox Corp., Cl. A 1                                                                        300              3,822
----------------------------------------------------------------------------------------------------------------------
Black Box Corp.                                                                              4,700            175,827
----------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                      11,700             69,264
----------------------------------------------------------------------------------------------------------------------
Brooktrout, Inc. 1                                                                           3,500             39,375
----------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                                            2,200             32,912
----------------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1                                                           3,800            197,980
----------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                                                  7,500            189,150
----------------------------------------------------------------------------------------------------------------------
Digi International, Inc. 1                                                                  18,500            253,820
----------------------------------------------------------------------------------------------------------------------
Ditech Communications Corp. 1                                                                1,200             14,964
----------------------------------------------------------------------------------------------------------------------
Echelon Corp. 1                                                                                600              4,104
----------------------------------------------------------------------------------------------------------------------
Endwave Corp. 1                                                                              2,200             52,272
----------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                                                    24,300            143,127
----------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                          1,800             90,882
----------------------------------------------------------------------------------------------------------------------
Finisar Corp. 1                                                                             33,500             41,875
----------------------------------------------------------------------------------------------------------------------
Harmonic, Inc. 1                                                                             6,100             58,316
----------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                                 7,000            228,550
----------------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                                              3,300             80,850
----------------------------------------------------------------------------------------------------------------------
Mobility Electronics, Inc. 1                                                                 2,700             18,873
----------------------------------------------------------------------------------------------------------------------
MRV Communications, Inc. 1                                                                   1,600              5,168
----------------------------------------------------------------------------------------------------------------------
Netgear, Inc. 1                                                                              7,200            108,648
----------------------------------------------------------------------------------------------------------------------
NMS Communications Corp. 1                                                                  14,300             61,347
----------------------------------------------------------------------------------------------------------------------
Optical Communication Products, Inc. 1                                                         400                696
----------------------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                                                           10,000            153,900
----------------------------------------------------------------------------------------------------------------------
Paradyne Networks, Inc. 1                                                                    8,200             17,138
----------------------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                                             9,500             63,270
----------------------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                                               2,700            109,350
----------------------------------------------------------------------------------------------------------------------
REMEC, Inc. 1                                                                                8,900             46,992
----------------------------------------------------------------------------------------------------------------------
SeaChange International, Inc. 1                                                              7,800            101,010
----------------------------------------------------------------------------------------------------------------------
SpectraLink Corp.                                                                           11,400            160,968
----------------------------------------------------------------------------------------------------------------------
Superior Essex, Inc. 1                                                                       2,100             37,128
----------------------------------------------------------------------------------------------------------------------


26           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Sycamore Networks, Inc. 1                                                                   16,300     $       58,028
----------------------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1                                                                         33,300            369,297
                                                                                                       ---------------
                                                                                                            3,107,623
----------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.2%
ActivCard Corp. 1                                                                            2,600             16,510
----------------------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                                                             12,500            223,000
----------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1                                                                7,800            271,284
----------------------------------------------------------------------------------------------------------------------
Imation Corp.                                                                                  700             24,325
----------------------------------------------------------------------------------------------------------------------
InFocus Corp. 1                                                                             17,700            101,598
----------------------------------------------------------------------------------------------------------------------
Intergraph Corp. 1                                                                           8,100            233,361
----------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1                                                         8,200            180,728
----------------------------------------------------------------------------------------------------------------------
Maxtor Corp. 1                                                                              29,900            159,068
----------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                  5,600            188,944
----------------------------------------------------------------------------------------------------------------------
Overland Storage, Inc. 1                                                                     1,600             23,488
----------------------------------------------------------------------------------------------------------------------
PalmOne, Inc. 1                                                                              5,600            142,128
----------------------------------------------------------------------------------------------------------------------
Pinnacle Systems, Inc. 1                                                                    11,900             66,521
----------------------------------------------------------------------------------------------------------------------
Quantum Corp. 1                                                                             36,100            105,051
----------------------------------------------------------------------------------------------------------------------
Rimage Corp. 1                                                                                 500              9,925
----------------------------------------------------------------------------------------------------------------------
SBS Technologies, Inc. 1                                                                     2,600             28,990
----------------------------------------------------------------------------------------------------------------------
SimpleTech, Inc. 1                                                                           9,900             39,006
----------------------------------------------------------------------------------------------------------------------
Storage Technology Corp. 1                                                                  10,600            326,480
----------------------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1                                                                            1,400             39,662
----------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                     36,000            459,000
                                                                                                       ---------------
                                                                                                            2,639,069
----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
Agilysys, Inc.                                                                              15,000            294,900
----------------------------------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                                                      7,600            281,504
----------------------------------------------------------------------------------------------------------------------
Anixter International, Inc. 1                                                                6,300            227,745
----------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                    5,400             66,150
----------------------------------------------------------------------------------------------------------------------
BEI Technologies, Inc.                                                                       4,100             98,277
----------------------------------------------------------------------------------------------------------------------
Belden CDT, Inc.                                                                            13,900            308,719
----------------------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1                                                                         16,000            299,680
----------------------------------------------------------------------------------------------------------------------
Cognex Corp.                                                                                 6,800            169,184
----------------------------------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                                             6,900            232,944
----------------------------------------------------------------------------------------------------------------------
CyberOptics Corp. 1                                                                          1,400             17,472
----------------------------------------------------------------------------------------------------------------------
Dionex Corp. 1                                                                               6,300            343,350
----------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1                                                        7,500            145,425
----------------------------------------------------------------------------------------------------------------------
GTSI Corp. 1                                                                                   400              3,880
----------------------------------------------------------------------------------------------------------------------
Hypercom Corp. 1                                                                             7,600             35,948
----------------------------------------------------------------------------------------------------------------------
Identix, Inc. 1                                                                             24,500            123,725
----------------------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                                 10,800            180,036
----------------------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc.                                                                   8,400            135,492
----------------------------------------------------------------------------------------------------------------------
Kemet Corp. 1                                                                                7,200             55,800
----------------------------------------------------------------------------------------------------------------------
Landauer, Inc.                                                                                 100              4,754
----------------------------------------------------------------------------------------------------------------------


27           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
LeCroy Corp. 1                                                                                 500     $        8,565
----------------------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                                                             100              2,865
----------------------------------------------------------------------------------------------------------------------
LoJack Corp. 1                                                                               6,300             86,751
----------------------------------------------------------------------------------------------------------------------
Maxwell Technologies, Inc. 1                                                                   400              3,668
----------------------------------------------------------------------------------------------------------------------
Measurement Specialties, Inc. 1                                                                800             18,400
----------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                                         3,800            180,500
----------------------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                                            8,900            258,367
----------------------------------------------------------------------------------------------------------------------
Park Electrochemical Corp.                                                                   6,600            133,716
----------------------------------------------------------------------------------------------------------------------
Paxar Corp. 1                                                                               23,400            499,356
----------------------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1                                                                        5,200             30,524
----------------------------------------------------------------------------------------------------------------------
ScanSource, Inc. 1                                                                             200             10,366
----------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                            5,000            185,300
----------------------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                                                   11,650            393,887
----------------------------------------------------------------------------------------------------------------------
TTM Technologies, Inc. 1                                                                     5,500             57,530
----------------------------------------------------------------------------------------------------------------------
UNOVA, Inc. 1                                                                               11,600            239,540
----------------------------------------------------------------------------------------------------------------------
Viisage Technology, Inc. 1                                                                   2,800              9,436
----------------------------------------------------------------------------------------------------------------------
Zygo Corp. 1                                                                                 5,400             69,984
                                                                                                       ---------------
                                                                                                            5,213,740
----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.7%
AsiaInfo Holdings, Inc. 1                                                                   12,900             64,758
----------------------------------------------------------------------------------------------------------------------
Corillian Corp. 1                                                                           15,000             52,200
----------------------------------------------------------------------------------------------------------------------
Covansys Corp. 1                                                                             5,400             80,541
----------------------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                                                         17,200             88,580
----------------------------------------------------------------------------------------------------------------------
DoubleClick, Inc. 1                                                                          4,200             32,340
----------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                           49,900            449,100
----------------------------------------------------------------------------------------------------------------------
Hurray! Holding Co. Ltd., ADR 1                                                              1,900             16,055
----------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1                                                                              700             28,581
----------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                                                           22,800            417,240
----------------------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1                                                                          15,900            123,861
----------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                             4,900            168,119
----------------------------------------------------------------------------------------------------------------------
Keynote Systems, Inc. 1                                                                      1,100             13,057
----------------------------------------------------------------------------------------------------------------------
MatrixOne, Inc. 1                                                                            1,100              5,247
----------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                                                 4,800            260,496
----------------------------------------------------------------------------------------------------------------------
NetRatings, Inc. 1                                                                             800             12,200
----------------------------------------------------------------------------------------------------------------------
Online Resources & Communications Corp. 1                                                    6,600             58,146
----------------------------------------------------------------------------------------------------------------------
OpenTV Corp. 1                                                                               3,400              9,656
----------------------------------------------------------------------------------------------------------------------
Retek, Inc. 1                                                                               23,800            267,036
----------------------------------------------------------------------------------------------------------------------
S1 Corp. 1                                                                                  14,100             97,854
----------------------------------------------------------------------------------------------------------------------
SeeBeyond Technology Corp. 1                                                                16,200             51,192
----------------------------------------------------------------------------------------------------------------------
Selectica, Inc. 1                                                                            2,000              6,440
----------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1                                                                           35,700            181,713
----------------------------------------------------------------------------------------------------------------------
United Online, Inc. 1                                                                       34,000            355,980
----------------------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                                          28,900            306,629
----------------------------------------------------------------------------------------------------------------------


28           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Websense, Inc. 1                                                                             9,400     $      505,720
                                                                                                       ---------------
                                                                                                            3,652,741
----------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.3%
Acxiom Corp.                                                                                 7,800            163,254
----------------------------------------------------------------------------------------------------------------------
American Software, Inc.                                                                      2,200             14,278
----------------------------------------------------------------------------------------------------------------------
Answerthink, Inc. 1                                                                          8,900             36,757
----------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                                    7,000            109,760
----------------------------------------------------------------------------------------------------------------------
Carreker Corp. 1                                                                             1,300              7,293
----------------------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                                            5,400            220,104
----------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                            7,500            111,975
----------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                                           20,200            329,058
----------------------------------------------------------------------------------------------------------------------
eFunds Corp. 1                                                                              19,400            433,008
----------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. 1                                                                    4,400            125,620
----------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1                                                                     400              5,632
----------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                        2,000            128,980
----------------------------------------------------------------------------------------------------------------------
Information Resources, Inc. 1                                                                3,500              2,800
----------------------------------------------------------------------------------------------------------------------
infoUSA, Inc.                                                                               19,900            209,149
----------------------------------------------------------------------------------------------------------------------
Integral Systems, Inc.                                                                         100              2,296
----------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc. 1                                                                    2,400            101,280
----------------------------------------------------------------------------------------------------------------------
Keane, Inc. 1                                                                                4,900             63,847
----------------------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1                                                                     11,500             67,850
----------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                                1,600             36,912
----------------------------------------------------------------------------------------------------------------------
Maximus, Inc.                                                                                  900             30,141
----------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                            8,600             90,386
----------------------------------------------------------------------------------------------------------------------
NetScout Systems, Inc. 1                                                                       500              2,225
----------------------------------------------------------------------------------------------------------------------
Pegasus Solutions, Inc. 1                                                                    3,600             42,552
----------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                         3,800             83,144
----------------------------------------------------------------------------------------------------------------------
Sapient Corp. 1                                                                             16,300            119,724
----------------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                                               900             54,225
----------------------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                                                      7,300            166,440
----------------------------------------------------------------------------------------------------------------------
Startek, Inc.                                                                                2,000             33,600
----------------------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1                                                    7,500             47,175
                                                                                                       ---------------
                                                                                                            2,839,465
----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
Actel Corp. 1                                                                                4,100             63,058
----------------------------------------------------------------------------------------------------------------------
ADE Corp. 1                                                                                  5,400            119,880
----------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1                                                           9,000             87,030
----------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                               64,800            191,160
----------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                                                17,400            435,696
----------------------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                                                                23,000            167,900
----------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1                                                               3,900            122,382
----------------------------------------------------------------------------------------------------------------------
Cascade Microtech, Inc. 1                                                                    4,000             38,400
----------------------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                                   5,300             84,535
----------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                                2,400             64,248
----------------------------------------------------------------------------------------------------------------------


29           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Cypress Semiconductor Corp. 1                                                               10,600     $      133,560
----------------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                                               3,950            107,164
----------------------------------------------------------------------------------------------------------------------
DSP Group, Inc. 1                                                                           10,900            280,784
----------------------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                                             1,500             14,835
----------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                                         8,900            136,437
----------------------------------------------------------------------------------------------------------------------
FEI Co. 1                                                                                      700             16,205
----------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                                                       6,900            116,955
----------------------------------------------------------------------------------------------------------------------
Helix Technology Corp.                                                                      11,500            177,905
----------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                                        47,500            571,425
----------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                        4,700             81,404
----------------------------------------------------------------------------------------------------------------------
IXYS Corp. 1                                                                                   900             10,296
----------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1                                                           9,700             61,013
----------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                         7,100            204,906
----------------------------------------------------------------------------------------------------------------------
Lattice Semiconductor Corp. 1                                                               17,100             91,827
----------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                           46,800            261,612
----------------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                                            3,400             45,730
----------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                                              35,800            330,076
----------------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                                           12,700            206,883
----------------------------------------------------------------------------------------------------------------------
Microtune, Inc. 1                                                                           28,200            121,542
----------------------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1                                                            22,600            259,900
----------------------------------------------------------------------------------------------------------------------
Mykrolis Corp. 1                                                                            11,700            167,310
----------------------------------------------------------------------------------------------------------------------
Nanometrics, Inc. 1                                                                          4,200             49,434
----------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                               4,400            104,544
----------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1                                                              6,800            103,020
----------------------------------------------------------------------------------------------------------------------
PDF Solutions, Inc. 1                                                                        6,900             96,600
----------------------------------------------------------------------------------------------------------------------
Photronics, Inc. 1                                                                          14,000            253,400
----------------------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc. 1                                                                 5,400             81,324
----------------------------------------------------------------------------------------------------------------------
Sigmatel, Inc. 1                                                                             5,000            187,150
----------------------------------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1                                                          24,900             92,628
----------------------------------------------------------------------------------------------------------------------
Siliconix, Inc. 1                                                                              200              7,056
----------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1                                                                               300              5,493
----------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                                                                 7,800            337,194
----------------------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                                                                 1,900             33,592
----------------------------------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                                                                 2,400             14,640
----------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                            6,700            254,667
----------------------------------------------------------------------------------------------------------------------
Virage Logic Corp. 1                                                                         8,500             93,160
                                                                                                       ---------------
                                                                                                            6,485,960
----------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.0%
Activision, Inc. 1                                                                          14,333            212,133
----------------------------------------------------------------------------------------------------------------------
Agile Software Corp. 1                                                                       2,200             16,016
----------------------------------------------------------------------------------------------------------------------
Ansoft Corp. 1                                                                               4,600            124,108
----------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                                               15,900            543,939
----------------------------------------------------------------------------------------------------------------------
Ascential Software Corp. 1                                                                   7,200            133,416
----------------------------------------------------------------------------------------------------------------------


30           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Aspect Communications Corp. 1                                                               17,000     $      176,970
----------------------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1                                                                     4,500             25,560
----------------------------------------------------------------------------------------------------------------------
Atari, Inc. 1                                                                                5,700             18,012
----------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                         10,100             80,497
----------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                                900             11,340
----------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                         3,700             55,500
----------------------------------------------------------------------------------------------------------------------
Borland Software Corp. 1                                                                    30,600            248,472
----------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                               9,400            140,530
----------------------------------------------------------------------------------------------------------------------
Catapult Communications Corp. 1                                                              9,000            192,150
----------------------------------------------------------------------------------------------------------------------
CCC Information Services Group, Inc. 1                                                       2,200             50,270
----------------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                               2,700            113,238
----------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                           27,300            196,560
----------------------------------------------------------------------------------------------------------------------
Entrust Technologies, Inc. 1                                                                17,900             67,125
----------------------------------------------------------------------------------------------------------------------
ePlus, inc. 1                                                                                1,400             16,338
----------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                                  50              1,651
----------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                             1,900             65,436
----------------------------------------------------------------------------------------------------------------------
FileNet Corp. 1                                                                              5,300            120,734
----------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                                   5,600            247,016
----------------------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                                         11,600             95,932
----------------------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1                                                                     6,400             71,872
----------------------------------------------------------------------------------------------------------------------
Kronos, Inc. 1                                                                               5,250            268,328
----------------------------------------------------------------------------------------------------------------------
Macromedia, Inc. 1                                                                           3,200            107,200
----------------------------------------------------------------------------------------------------------------------
Macrovision Corp. 1                                                                          6,600            150,414
----------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc. 1                                                                    8,600             14,448
----------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                               5,900            133,104
----------------------------------------------------------------------------------------------------------------------
Micromuse, Inc. 1                                                                            3,000             13,590
----------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                      12,000            440,520
----------------------------------------------------------------------------------------------------------------------
Mobius Management Systems, Inc. 1                                                              900              5,895
----------------------------------------------------------------------------------------------------------------------
Moldflow Corp. 1                                                                               800             12,792
----------------------------------------------------------------------------------------------------------------------
MRO Software, Inc. 1                                                                         5,600             78,568
----------------------------------------------------------------------------------------------------------------------
MSC.Software Corp. 1                                                                         2,700             30,051
----------------------------------------------------------------------------------------------------------------------
NetIQ Corp. 1                                                                                6,100             69,723
----------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                              111,700            624,403
----------------------------------------------------------------------------------------------------------------------
Pervasive Software, Inc. 1                                                                     200                920
----------------------------------------------------------------------------------------------------------------------
Phoenix Technologies Ltd. 1                                                                    700              6,664
----------------------------------------------------------------------------------------------------------------------
Progress Software Corp. 1                                                                      500             13,110
----------------------------------------------------------------------------------------------------------------------
Quality Systems, Inc.                                                                        4,600            194,764
----------------------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                                       4,500             62,280
----------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                                                               5,300            143,418
----------------------------------------------------------------------------------------------------------------------
RSA Security, Inc. 1                                                                        11,800            187,030
----------------------------------------------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                                                       7,400             67,562
----------------------------------------------------------------------------------------------------------------------
Smith Micro Software, Inc. 1                                                                 6,100             29,829
----------------------------------------------------------------------------------------------------------------------
SoftBrands, Inc. 1                                                                           1,900              3,420
----------------------------------------------------------------------------------------------------------------------


31           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
Sybase, Inc. 1                                                                              22,300     $      411,658
----------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                            13,700            247,970
----------------------------------------------------------------------------------------------------------------------
Synplicity, Inc. 1                                                                             100                561
----------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                       13,500            527,850
----------------------------------------------------------------------------------------------------------------------
THQ, Inc. 1                                                                                 12,000            337,680
----------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                                      30,000            223,500
----------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                                               18,200            421,330
----------------------------------------------------------------------------------------------------------------------
Ulticom, Inc. 1                                                                              8,900             99,057
----------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1                                                                         500             17,470
----------------------------------------------------------------------------------------------------------------------
Verity, Inc. 1                                                                               7,400             69,930
----------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                                  28,200            425,256
----------------------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 1                                                                     17,400            305,370
                                                                                                       ---------------
                                                                                                            8,770,480
----------------------------------------------------------------------------------------------------------------------
MATERIALS--7.9%
----------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.5%
Agrium, Inc.                                                                                13,000            237,250
----------------------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                                              1,000             36,360
----------------------------------------------------------------------------------------------------------------------
American Vanguard Corp.                                                                        100              4,487
----------------------------------------------------------------------------------------------------------------------
Arch Chemicals, Inc.                                                                         4,000            113,880
----------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                  9,600            320,928
----------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                                        12,400            315,580
----------------------------------------------------------------------------------------------------------------------
Crompton Corp.                                                                              32,700            477,420
----------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                                       2,500            135,625
----------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                         6,100            359,900
----------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                              4,400            132,132
----------------------------------------------------------------------------------------------------------------------
FMC Corp. 1                                                                                 10,300            550,535
----------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                                            2,500             72,500
----------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                                           9,500            436,810
----------------------------------------------------------------------------------------------------------------------
Great Lakes Chemical Corp.                                                                   5,300            170,236
----------------------------------------------------------------------------------------------------------------------
Hercules, Inc. 1                                                                             3,500             50,715
----------------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                                                     2,000             79,000
----------------------------------------------------------------------------------------------------------------------
Kronos Worldwide, Inc.                                                                           2                 85
----------------------------------------------------------------------------------------------------------------------
MacDermid, Inc.                                                                             11,400            370,500
----------------------------------------------------------------------------------------------------------------------
Material Sciences Corp. 1                                                                      200              2,690
----------------------------------------------------------------------------------------------------------------------
Minerals Technologies, Inc.                                                                    800             52,624
----------------------------------------------------------------------------------------------------------------------
Mosaic Co. (The) 1                                                                           4,900             83,594
----------------------------------------------------------------------------------------------------------------------
NL Industries, Inc.                                                                            900             20,790
----------------------------------------------------------------------------------------------------------------------
NOVA Chemicals Corp.                                                                         4,100            176,095
----------------------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                                             6,300            191,646
----------------------------------------------------------------------------------------------------------------------
Omnova Solutions, Inc. 1                                                                     2,800             15,036
----------------------------------------------------------------------------------------------------------------------
PolyOne Corp. 1                                                                             27,800            246,864
----------------------------------------------------------------------------------------------------------------------
RPM International, Inc.                                                                      3,000             54,840
----------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 1                                                        1,100             77,253
----------------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp.                                                                  1,500             32,340
----------------------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                                          1,400             85,750
----------------------------------------------------------------------------------------------------------------------
Stepan Co.                                                                                   1,400             32,914
----------------------------------------------------------------------------------------------------------------------


32           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Terra Industries, Inc. 1                                                                    18,600     $      144,336
----------------------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                                            600             27,924
----------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1                                                                          20,300            172,956
----------------------------------------------------------------------------------------------------------------------
Wellman, Inc.                                                                                8,800            127,248
----------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                                        900             29,115
                                                                                                       ---------------
                                                                                                            5,437,958
----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.6%
AMCOL International Corp.                                                                    2,400             45,024
----------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                        5,300            428,982
----------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B                                                                   100              7,880
----------------------------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                                                  700             41,174
----------------------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.                                                                  3,400            198,730
----------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                              5,400            301,968
----------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                                       5,900            317,125
----------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                         1,500             85,245
                                                                                                       ---------------
                                                                                                            1,426,128
----------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.4%
AptarGroup, Inc.                                                                             2,200            114,356
----------------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                                   4,400            182,512
----------------------------------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                                              1,600             49,792
----------------------------------------------------------------------------------------------------------------------
Caraustar Industries, Inc. 1                                                                 9,400            121,260
----------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                                      32,700            508,812
----------------------------------------------------------------------------------------------------------------------
Graphic Packaging Corp. 1                                                                    8,900             39,249
----------------------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                                           8,300            578,344
----------------------------------------------------------------------------------------------------------------------
Longview Fibre Co.                                                                           5,800            108,808
----------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc.                                                                         800             11,288
----------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                                      16,800            422,352
----------------------------------------------------------------------------------------------------------------------
Packaging Dynamics Corp.                                                                       500              6,995
----------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                               2,500             58,375
----------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                                         4,300             57,190
----------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                                        9,100            591,318
----------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                                                                4,200             64,974
----------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                          1,700             49,045
----------------------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                                          2,700            195,885
                                                                                                       ---------------
                                                                                                            3,160,555
----------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.6%
AK Steel Holding Corp. 1                                                                    25,200            278,712
----------------------------------------------------------------------------------------------------------------------
Aleris International, Inc. 1                                                                 7,400            184,630
----------------------------------------------------------------------------------------------------------------------
Alpha Natural Resources, Inc. 1                                                              3,900            111,813
----------------------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd. 1                                                                    64,000            116,412
----------------------------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1                                                           5,100             97,053
----------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                  10,200            605,982
----------------------------------------------------------------------------------------------------------------------
Castle (A.M.) & Co. 1                                                                        4,000             50,400
----------------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                                                         700             51,009
----------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                        5,300            179,617
----------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                          4,700            220,994
----------------------------------------------------------------------------------------------------------------------
Desert Sun Mining Corp. 1                                                                   11,700             19,250
----------------------------------------------------------------------------------------------------------------------


33           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Dynatec Corp. 1                                                                             73,900     $       69,654
----------------------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                                                      11,600             74,808
----------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                               1,900             44,669
----------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                                               5,525             78,752
----------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp. 1                                                                         8,800            134,237
----------------------------------------------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                                                          3,900             21,926
----------------------------------------------------------------------------------------------------------------------
Massey Energy Co.                                                                            3,600            144,144
----------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                          900             15,180
----------------------------------------------------------------------------------------------------------------------
Metal Management, Inc.                                                                      17,600            451,968
----------------------------------------------------------------------------------------------------------------------
Olympic Steel, Inc. 1                                                                        3,400             60,792
----------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1                                                                  16,000            368,000
----------------------------------------------------------------------------------------------------------------------
Quanex Corp.                                                                                 6,850            365,242
----------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                               11,900            476,119
----------------------------------------------------------------------------------------------------------------------
Roanoke Electric Steel Corp.                                                                 1,100             22,748
----------------------------------------------------------------------------------------------------------------------
RTI International Metals, Inc. 1                                                             5,200            121,680
----------------------------------------------------------------------------------------------------------------------
Ryerson Tull, Inc.                                                                          11,100            140,637
----------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                                                             8,400            283,332
----------------------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                                                   3,500            194,110
----------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                                         4,700            161,915
----------------------------------------------------------------------------------------------------------------------
Steel Technologies, Inc.                                                                     1,400             33,586
----------------------------------------------------------------------------------------------------------------------
Titanium Metals Corp. 1                                                                      1,800             64,800
----------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                    2,300            116,955
----------------------------------------------------------------------------------------------------------------------
USEC, Inc.                                                                                   6,800            110,704
----------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                                10,500            202,440
                                                                                                       ---------------
                                                                                                            5,674,270
----------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.8%
Bowater, Inc.                                                                                  500             18,835
----------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1                                                                11,500            124,200
----------------------------------------------------------------------------------------------------------------------
Deltic Timber Corp.                                                                            400             15,640
----------------------------------------------------------------------------------------------------------------------
Glatfelter                                                                                  16,600            244,850
----------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                      9,000            226,260
----------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc.                                                                           5,900            198,358
----------------------------------------------------------------------------------------------------------------------
Pope & Talbot, Inc.                                                                         14,800            260,184
----------------------------------------------------------------------------------------------------------------------
Potlatch Corp.                                                                              10,300            484,821
----------------------------------------------------------------------------------------------------------------------
Wausau-Mosinee Paper Corp.                                                                   7,900            111,706
                                                                                                       ---------------
                                                                                                            1,684,854
----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.1%
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Alaska Communications Systems Group, Inc.                                                   20,000            201,000
----------------------------------------------------------------------------------------------------------------------
Arbinet-thexchange, Inc. 1                                                                     400              7,620
----------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                            10,200            334,968
----------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                  8,700            112,578
----------------------------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc. 1                                                     500             23,570
----------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1                                                           2,600             41,756
----------------------------------------------------------------------------------------------------------------------
CT Communications, Inc.                                                                      3,200             33,696
----------------------------------------------------------------------------------------------------------------------
D&E Communications, Inc.                                                                       100                913
----------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc. 1                                                            11,700            175,149
----------------------------------------------------------------------------------------------------------------------


34           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Golden Telecom, Inc.                                                                           300     $        7,680
----------------------------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc.                                                       5,000             97,500
----------------------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                                                               5,700            112,661
----------------------------------------------------------------------------------------------------------------------
Premiere Global Services, Inc. 1                                                             1,000             11,320
----------------------------------------------------------------------------------------------------------------------
Shenandoah Telecommunications Co.                                                              600             18,600
                                                                                                       ---------------
                                                                                                            1,179,011
----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Price Communications Corp.                                                                   3,300             57,750
----------------------------------------------------------------------------------------------------------------------
SBA Communications Corp. 1                                                                  10,200             93,432
----------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc. 1                                                                          1,200             69,564
----------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                               2,500            204,000
----------------------------------------------------------------------------------------------------------------------
Triton PCS Holdings, Inc., Cl. A 1                                                           2,600              5,772
----------------------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1                                                                           46,600            312,220
----------------------------------------------------------------------------------------------------------------------
United States Cellular Corp. 1                                                               3,400            155,142
----------------------------------------------------------------------------------------------------------------------
USA Mobility, Inc. 1                                                                         6,300            204,120
                                                                                                       ---------------
                                                                                                            1,102,000
----------------------------------------------------------------------------------------------------------------------
UTILITIES--2.2%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
ALLETE, Inc.                                                                                 2,500            104,625
----------------------------------------------------------------------------------------------------------------------
Aquila, Inc. 1                                                                               3,800             14,554
----------------------------------------------------------------------------------------------------------------------
Black Hills Corp.                                                                            2,000             66,140
----------------------------------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                                                           14,000             46,069
----------------------------------------------------------------------------------------------------------------------
CH Energy Group, Inc.                                                                        6,800            310,760
----------------------------------------------------------------------------------------------------------------------
Cleco Corp.                                                                                  2,400             51,120
----------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                                          43,400            565,936
----------------------------------------------------------------------------------------------------------------------
Green Mountain Power Corp.                                                                   1,000             29,300
----------------------------------------------------------------------------------------------------------------------
IDACORP, Inc.                                                                               11,200            317,744
----------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                                      6,300            121,401
----------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1                                                                           5,000            170,750
----------------------------------------------------------------------------------------------------------------------
NSTAR, Inc.                                                                                  2,700            146,610
----------------------------------------------------------------------------------------------------------------------
Ormat Technologies, Inc. 1                                                                  17,200            269,352
----------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc.                                                                          7,300            194,764
----------------------------------------------------------------------------------------------------------------------
UIL Holdings Corp.                                                                             500             25,325
----------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                                       4,600            163,300
----------------------------------------------------------------------------------------------------------------------
WPS Resources Corp.                                                                          2,200            116,424
                                                                                                       ---------------
                                                                                                            2,714,174
----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
AGL Resources, Inc.                                                                          1,400             48,902
----------------------------------------------------------------------------------------------------------------------
Atmos Energy Corp.                                                                          10,300            278,100
----------------------------------------------------------------------------------------------------------------------
Chesapeake Utilities Corp.                                                                   1,300             34,580
----------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                                3,900            259,740
----------------------------------------------------------------------------------------------------------------------
Nicor, Inc.                                                                                  2,300             85,307
----------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co.                                                                    1,000             36,170
----------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                  5,800            178,756
----------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp.                                                                         1,400             58,688
----------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                                                  600             33,840
----------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                                          3,300             79,728
----------------------------------------------------------------------------------------------------------------------


35           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES CONTINUED
UGI Corp.                                                                                    3,000     $      136,260
----------------------------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                                           4,500            139,320
                                                                                                       ---------------
                                                                                                            1,369,391
----------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Avista Corp.                                                                                   500              8,750
----------------------------------------------------------------------------------------------------------------------
Dynegy, Inc. 1                                                                               3,300             12,903
----------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                            7,800            204,516
----------------------------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.                                                                    2,000             55,240
----------------------------------------------------------------------------------------------------------------------
SCANA Corp.                                                                                  1,500             57,330
----------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources 1                                                                  40,300            433,225
                                                                                                       ---------------
                                                                                                              771,964
                                                                                                       ---------------
Total Common Stocks (Cost $188,162,576)                                                                   216,072,503

----------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------------------------------------------------
Simon Property Group Inc., 6% Cv., Non-Vtg. (Cost $3,213)                                       60              3,326
                                                                                         PRINCIPAL
                                                                                            AMOUNT
----------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
----------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc., 6% Sub. Nts., 11/1/14 (Cost $51,000)                         $    51,000             49,598
----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.7%
----------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.46% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $3,821,292 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%, 5/1/19--3/1/34,
with a value of $857,182,684 (Cost $3,821,000)                                           3,821,000          3,821,000
----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Excluding Investments Purchased with Cash Collateral
from Securities Loaned)  (Cost $192,037,789)                                                              219,946,427
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--22.3%
----------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--1.0%
Whitehawk CDO Funding Corp., 3.08%, 6/15/05 5                                            2,250,000          2,250,000
----------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--20.2%
Undivided interest of 8.87% in joint repurchase agreement (Principal
Amount/Value $500,000,000, with a maturity value of $500,040,972) with Merrill
Lynch Securities/MLPFS, 2.95%, dated 3/31/05, to be repurchased at $44,355,240 on 4/1/05, collateralized by AA Asset-Backed Securities, 0.00%-7.76%,
6/15/09-1/25/45, with a value of $525,002,014 5                                         44,351,606         44,351,606
----------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.8%
Bear Stearns, 3.055%, 4/1/05 5                                                             250,000            250,000
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, 2.975%, 4/1/05 5                                         1,500,000          1,500,000
                                                                                                       ---------------
                                                                                                            1,750,000
----------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.3%
Sigma Finance, Inc., 2.934%, 4/25/05 5                                                     654,736            654,736
                                                                                                       ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $49,006,342)                 49,006,342


36           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $241,044,131)                                              122.5%    $  268,952,769
----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (22.5)       (49,482,682)

                                                                                       -------------------------------
NET ASSETS                                                                                   100.0%    $  219,470,087
                                                                                       ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $74,495 or 0.03% of the Fund's net assets as of March 31, 2005.

3. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $184,765, which represents 0.08% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

5. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                     $ 241,140,611
                                                   =============

Gross unrealized appreciation                      $  31,843,338
Gross unrealized depreciation                         (4,031,180)
                                                   --------------
Net unrealized appreciation                        $  27,812,158
                                                   ==============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange


37           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

(the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2005, the Fund had no outstanding foreign currency contracts.

ILLIQUID OR RESTRICTED SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:


38           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                                     UNREALIZED
                                     ACQUISITION                         VALUATION AS OF           APPRECIATION
SECURITY                                   DATES          COST            MARCH 31, 2005         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Lightning Energy Ltd.                    11/8/04   $    53,664          $         55,957         $        2,293

Mission Oil & Gas, Inc.                  1/18/05        34,507                    33,955                   (552)

ProspEx Resources Ltd.                  11/17/04         9,233                    10,322                  1,089

Tusk Energy Corp.                       11/15/04        38,148                    84,531                 46,383

SECURITIES LENDING. The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of March 31, 2005, the Fund had on loan securities valued at $48,214,915. Collateral of $49,050,851 was received for the loans, of which $49,006,342 was received in cash and subsequently invested in approved instruments.


39           |            OPPENHEIMER MAIN STREET SMALL CAP FUND/VA



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund/VA


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005